UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3759

Variable Insurance Products Fund IV
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Consumer Industries Portfolio

September 30, 2004

1.807732.100

VCI-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
AUTOMOBILES - 2.1%
Automobile Manufacturers - 0.6%
Thor Industries, Inc.	2,400	$ 63,528
Motorcycle Manufacturers - 1.5%
Harley-Davidson, Inc.	2,400	142,656
TOTAL AUTOMOBILES		206,184
BEVERAGES - 2.9%
Brewers - 1.0%
Anheuser-Busch Companies, Inc.	1,900	94,905
Soft Drinks - 1.9%
PepsiCo, Inc.	1,800	87,570
The Coca-Cola Co.	2,430	97,322
		184,892
TOTAL BEVERAGES		279,797
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Commercial Printing - 0.2%
R.R. Donnelley & Sons Co.	800	25,056
Diversified Commercial Services - 1.9%
Bright Horizons Family Solutions, Inc. (a)	927	50,327
Cendant Corp.	4,100	88,560
Strayer Education, Inc.	400	46,004
		184,891
TOTAL COMMERCIAL SERVICES & SUPPLIES		209,947
FOOD & STAPLES RETAILING - 5.6%
Drug Retail - 0.7%
CVS Corp.	1,600	67,408
Food Retail - 0.2%
Whole Foods Market, Inc.	200	17,158
Hypermarkets & Super Centers - 4.7%
Costco Wholesale Corp.	2,700	112,212
Wal-Mart Stores, Inc.	6,680	355,376
		467,588
TOTAL FOOD & STAPLES RETAILING		552,154
FOOD PRODUCTS - 3.4%
Agricultural Products - 1.0%
Bunge Ltd.	1,400	55,972
Fresh Del Monte Produce, Inc.	1,900	47,329
		103,301
Packaged Foods & Meats - 2.4%
Dean Foods Co. (a)	2,740	82,255
Smithfield Foods, Inc. (a)	4,100	102,500

	Shares	Value
SunOpta, Inc. (a)	1,800	$ 13,852
The J.M. Smucker Co.	800	35,528
		234,135
TOTAL FOOD PRODUCTS		337,436
HOTELS, RESTAURANTS & LEISURE - 14.2%
Casinos & Gaming - 2.1%
Caesars Entertainment, Inc. (a)	2,000	33,400
International Game Technology	1,600	57,520
MGM MIRAGE (a)	2,300	114,195
		205,115
Hotels, Resorts & Cruise Lines - 4.9%
Carnival Corp. unit	2,700	127,683
Hilton Hotels Corp.	2,800	52,752
Kerzner International Ltd. (a)	600	26,382
Royal Caribbean Cruises Ltd.	2,300	100,280
Starwood Hotels & Resorts Worldwide, Inc. unit	3,000	139,260
Wyndham International, Inc. Class A (a)	48,000	39,360
		485,717
Restaurants - 7.2%
Brinker International, Inc. (a)	1,930	60,120
CBRL Group, Inc.	700	25,256
Krispy Kreme Doughnuts, Inc. (a)	3,900	49,374
McDonald's Corp.	10,210	286,186
Outback Steakhouse, Inc.	2,480	102,994
Starbucks Corp. (a)	600	27,276
Wendy's International, Inc.	2,780	93,408
Yum! Brands, Inc.	1,400	56,924
		701,538
TOTAL HOTELS, RESTAURANTS & LEISURE		1,392,370
HOUSEHOLD PRODUCTS - 5.5%
Household Products - 5.5%
Colgate-Palmolive Co.	2,500	112,950
Kimberly-Clark Corp.	540	34,879
Procter & Gamble Co.	7,140	386,417
		534,246
INDUSTRIAL CONGLOMERATES - 0.5%
Industrial Conglomerates - 0.5%
3M Co.	600	47,982
INTERNET & CATALOG RETAIL - 1.2%
Internet Retail - 1.2%
Amazon.com, Inc. (a)	1,700	69,462
eBay, Inc. (a)	500	45,970
		115,432
INTERNET SOFTWARE & SERVICES - 5.5%
Internet Software & Services - 5.5%
Google, Inc. Class A	1,500	194,400
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
iVillage, Inc. (a)	9,300	$ 55,800
Sina Corp. (a)	1,200	30,588
Sohu.com, Inc. (a)	1,600	26,608
Yahoo!, Inc. (a)	6,864	232,758
		540,154
LEISURE EQUIPMENT & PRODUCTS - 4.0%
Leisure Products - 4.0%
Brunswick Corp.	3,900	178,464
MarineMax, Inc. (a)	2,200	49,544
Polaris Industries, Inc.	2,200	122,804
SCP Pool Corp.	1,650	44,121
		394,933
MEDIA - 28.5%
Advertising - 4.0%
ADVO, Inc.	1,100	34,034
Harte-Hanks, Inc.	800	20,008
JC Decaux SA (a)	4,800	109,238
Lamar Advertising Co. Class A (a)	2,670	111,099
Omnicom Group, Inc.	1,600	116,896
		391,275
Broadcasting & Cable TV - 5.7%
Clear Channel Communications, Inc.	4,040	125,927
E.W. Scripps Co. Class A	2,000	95,560
EchoStar Communications Corp. Class A (a)	1,600	49,792
Liberty Media Corp. Class A (a)	11,110	96,879
Liberty Media International, Inc. Class A (a)	1,015	33,862
Radio One, Inc. Class D (non-vtg.) (a)	1,800	25,614
SBS Broadcasting SA (a)	700	23,562
Spanish Broadcasting System, Inc. Class A (a)	2,820	27,749
Univision Communications, Inc. Class A (a)	2,500	79,025
		557,970
Movies & Entertainment - 16.1%
Fox Entertainment Group, Inc. Class A (a)	12,640	350,634
News Corp. Ltd. sponsored ADR	11,000	344,630
Time Warner, Inc. (a)	8,100	130,734
Viacom, Inc.:
Class A	3,500	119,000
Class B (non-vtg.)	18,970	636,631
		1,581,629
Publishing - 2.7%
Gannett Co., Inc.	1,380	115,589
Reuters Group PLC sponsored ADR	700	23,814

	Shares	Value
Tribune Co.	2,200	$ 90,530
Washington Post Co. Class B	40	36,800
		266,733
TOTAL MEDIA		2,797,607
MULTILINE RETAIL - 4.2%
Department Stores - 1.7%
Federated Department Stores, Inc.	1,100	49,973
JCPenney Co., Inc.	1,400	49,392
Neiman Marcus Group, Inc. Class A	400	23,000
Nordstrom, Inc.	900	34,416
Saks, Inc.	600	7,230
		164,011
General Merchandise Stores - 2.5%
Big Lots, Inc. (a)	1,800	22,014
Family Dollar Stores, Inc.	1,660	44,986
Target Corp.	3,900	176,475
		243,475
TOTAL MULTILINE RETAIL		407,486
PERSONAL PRODUCTS - 3.2%
Personal Products - 3.2%
Alberto-Culver Co.	1,100	47,828
Avon Products, Inc.	3,800	165,984
Gillette Co.	2,400	100,176
		313,988
REAL ESTATE - 0.3%
Real Estate Investment Trusts - 0.3%
MeriStar Hospitality Corp. (a)	5,000	27,250
SPECIALTY RETAIL - 12.0%
Apparel Retail - 3.9%
Aeropostale, Inc. (a)	800	20,960
American Eagle Outfitters, Inc.	4,800	176,880
Chico's FAS, Inc. (a)	1,200	41,040
Foot Locker, Inc.	3,100	73,470
Gap, Inc.	1,100	20,570
Hot Topic, Inc. (a)	800	13,632
Limited Brands, Inc.	1,530	34,104
		380,656
Computer & Electronics Retail - 0.5%
Best Buy Co., Inc.	900	48,816
Home Improvement Retail - 5.0%
Home Depot, Inc.	9,910	388,472
Lowe's Companies, Inc.	1,900	103,265
		491,737
Specialty Stores - 2.6%
Office Depot, Inc. (a)	2,900	43,587
PETsMART, Inc.	800	22,712
Staples, Inc.	2,800	83,496
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Steiner Leisure Ltd. (a)	2,128	$ 47,029
Toys 'R' Us, Inc. (a)	1,800	31,932
West Marine, Inc. (a)	1,300	27,794
		256,550
TOTAL SPECIALTY RETAIL		1,177,759
TEXTILES APPAREL & LUXURY GOODS - 3.2%
Apparel, Accessories & Luxury Goods - 2.0%
Coach, Inc. (a)	500	21,210
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	600	16,884
Liz Claiborne, Inc.	2,100	79,212
Polo Ralph Lauren Corp. Class A	1,500	54,555
Quiksilver, Inc. (a)	900	22,878
		194,739
Footwear - 1.2%
NIKE, Inc. Class B	1,300	102,440
Phoenix Footwear Group, Inc. (a)	2,100	14,721
		117,161
TOTAL TEXTILES APPAREL & LUXURY GOODS		311,900
TOTAL COMMON STOCKS (Cost $9,119,278)		9,646,625
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 1.74% (b) (Cost $246,134)	246,134	246,134
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $9,365,412)	9,892,759
NET OTHER ASSETS - (0.9)%	(87,747)
NET ASSETS - 100%	$ 9,805,012
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $9,408,882. Net unrealized appreciation aggregated $483,877, of which $1,025,971 related to appreciated investment securities and $542,094 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Cyclical Industries Portfolio

September 30, 2004

1.807737.100

VCY-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value
AEROSPACE & DEFENSE - 18.3%
Aerospace & Defense - 18.3%
BAE Systems PLC	21,500	$ 87,561
Bombardier, Inc. Class B (sub. vtg.)	700	1,614
DRS Technologies, Inc. (a)	9,300	348,192
EADS NV	2,771	73,504
EDO Corp.	2,120	58,830
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	4,900	129,360
General Dynamics Corp.	2,000	204,200
Goodrich Corp.	7,400	232,064
Honeywell International, Inc.	44,500	1,595,770
L-3 Communications Holdings, Inc.	2,800	187,600
Lockheed Martin Corp.	18,470	1,030,257
Northrop Grumman Corp.	13,758	733,714
Precision Castparts Corp.	8,600	516,430
Raytheon Co.	7,200	273,456
Rockwell Collins, Inc.	7,820	290,435
The Boeing Co.	22,510	1,161,966
United Defense Industries, Inc. (a)	8,300	331,917
		7,256,870
AIR FREIGHT & LOGISTICS - 9.2%
Air Freight & Logistics - 9.2%
C.H. Robinson Worldwide, Inc.	1,950	90,461
CNF, Inc.	6,900	282,831
Dynamex, Inc. (a)	11,325	195,243
EGL, Inc. (a)	17,600	532,576
Expeditors International of Washington, Inc.	7,900	408,430
FedEx Corp.	11,400	976,866
Forward Air Corp. (a)	4,800	192,096
Hub Group, Inc. Class A (a)	900	33,525
J.B. Hunt Transport Services, Inc.	2,500	92,850
Park-Ohio Holdings Corp. (a)	5,447	97,501
Ryder System, Inc.	2,300	108,192
United Parcel Service, Inc. Class B	8,300	630,136
		3,640,707
AIRLINES - 2.1%
Airlines - 2.1%
AirTran Holdings, Inc. (a)	35,300	351,588
Alaska Air Group, Inc. (a)	1,300	32,214
AMR Corp. (a)	400	2,932
Continental Airlines, Inc. Class B (a)	11,100	94,572
Frontier Airlines, Inc. (a)	5,290	40,627
Southwest Airlines Co.	22,400	305,088
		827,021
AUTO COMPONENTS - 0.6%
Auto Parts & Equipment - 0.6%
American Axle & Manufacturing Holdings, Inc.	100	2,926
Amerigon, Inc. (a)	800	2,936

	Shares	Value
Autoliv, Inc.	1,400	$ 56,560
Delphi Corp.	100	929
Gentex Corp.	3,000	105,390
Lear Corp.	1,000	54,450
		223,191
Tires & Rubber - 0.0%
Goodyear Tire & Rubber Co. (a)	100	1,074
TOTAL AUTO COMPONENTS		224,265
AUTOMOBILES - 0.4%
Automobile Manufacturers - 0.4%
Bayerische Motoren Werke AG (BMW)	2,904	119,538
Ford Motor Co.	300	4,215
Hyundai Motor Co. Ltd.	680	31,357
		155,110
BUILDING PRODUCTS - 1.4%
Building Products - 1.4%
American Standard Companies, Inc. (a)	7,210	280,541
Masco Corp.	8,220	283,837
		564,378
CHEMICALS - 17.1%
Commodity Chemicals - 3.5%
Lyondell Chemical Co.	37,997	853,413
Millennium Chemicals, Inc. (a)	18,720	397,051
NOVA Chemicals Corp.	2,600	100,476
Spartech Corp.	1,800	45,180
		1,396,120
Diversified Chemicals - 6.5%
Dow Chemical Co.	23,300	1,052,694
Eastman Chemical Co.	1,100	52,305
FMC Corp. (a)	4,800	233,136
Hercules, Inc. (a)	6,900	98,325
Olin Corp.	53,400	1,068,000
PPG Industries, Inc.	1,200	73,536
		2,577,996
Fertilizers & Agricultural Chemicals - 1.7%
Agrium, Inc.	4,600	81,847
IMC Global, Inc. (a)	5,700	99,123
Monsanto Co.	6,600	240,372
Potash Corp. of Saskatchewan	3,600	231,108
		652,450
Industrial Gases - 3.1%
Air Products & Chemicals, Inc.	9,800	532,924
Airgas, Inc.	5,600	134,792
Praxair, Inc.	13,100	559,894
		1,227,610
Specialty Chemicals - 2.3%
Albemarle Corp.	2,600	91,234
Cytec Industries, Inc.	3,900	190,905
Ecolab, Inc.	6,700	210,648
Common Stocks - continued
	Shares	Value
CHEMICALS - CONTINUED
Specialty Chemicals - continued
Ferro Corp.	7,330	$ 159,867
Great Lakes Chemical Corp.	2,700	69,120
Minerals Technologies, Inc.	200	11,772
PolyOne Corp. (a)	13,430	100,994
Rohm & Haas Co.	200	8,594
Valspar Corp.	1,200	56,016
		899,150
TOTAL CHEMICALS		6,753,326
COMMERCIAL SERVICES & SUPPLIES - 1.9%
Diversified Commercial Services - 0.3%
Central Parking Corp.	3,300	43,626
United Rentals, Inc. (a)	5,500	87,395
		131,021
Environmental Services - 1.0%
Allied Waste Industries, Inc. (a)	3,500	30,975
Waste Connections, Inc. (a)	3,800	120,384
Waste Management, Inc.	9,600	262,464
		413,823
Office Services & Supplies - 0.6%
Herman Miller, Inc.	7,700	189,805
HNI Corp.	800	31,664
		221,469
TOTAL COMMERCIAL SERVICES & SUPPLIES		766,313
CONSTRUCTION & ENGINEERING - 2.1%
Construction & Engineering - 2.1%
Dycom Industries, Inc. (a)	12,200	346,358
EMCOR Group, Inc. (a)	1,600	60,192
Fluor Corp.	2,600	115,752
Granite Construction, Inc.	9,300	222,270
Shaw Group, Inc. (a)	8,700	104,400
		848,972
CONSTRUCTION MATERIALS - 0.9%
Construction Materials - 0.9%
Eagle Materials, Inc.	20	1,426
Texas Industries, Inc.	3,200	164,608
Vulcan Materials Co.	4,000	203,800
		369,834
CONTAINERS & PACKAGING - 0.0%
Metal & Glass Containers - 0.0%
Owens-Illinois, Inc. (a)	350	5,600
ELECTRICAL EQUIPMENT - 1.1%
Electrical Components & Equipment - 0.9%
Cooper Industries Ltd. Class A	900	53,100

	Shares	Value
Emerson Electric Co.	2,500	$ 154,725
Roper Industries, Inc.	2,570	147,672
		355,497
Heavy Electrical Equipment - 0.2%
ABB Ltd. sponsored ADR	11,300	69,156
TOTAL ELECTRICAL EQUIPMENT		424,653
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%
Electronic Equipment & Instruments - 0.2%
Cognex Corp.	1,600	41,920
Mettler-Toledo International, Inc. (a)	800	37,776
		79,696
Electronic Manufacturing Svcs. - 0.1%
Molex, Inc.	1,300	38,766
Technology Distributors - 0.1%
Tech Data Corp. (a)	700	26,985
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		145,447
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Equipment & Services - 0.4%
Cooper Cameron Corp. (a)	2,500	137,100
Willbros Group, Inc. (a)	50	746
		137,846
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.1%
Thermo Electron Corp. (a)	1,910	51,608
Health Care Supplies - 0.1%
Millipore Corp. (a)	940	44,979
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		96,587
HOUSEHOLD DURABLES - 4.5%
Home Furnishings - 0.2%
Interface, Inc. Class A (a)	9,800	78,596
Homebuilding - 3.9%
D.R. Horton, Inc.	9,250	306,268
KB Home	4,200	354,858
Pulte Homes, Inc.	5,300	325,261
Ryland Group, Inc.	3,340	309,484
Standard Pacific Corp.	100	5,637
Toll Brothers, Inc. (a)	5,200	240,916
		1,542,424
Household Appliances - 0.4%
Blount International, Inc. (a)	6,100	79,910
Maytag Corp.	4,100	75,317
		155,227
TOTAL HOUSEHOLD DURABLES		1,776,247
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - 16.9%
Industrial Conglomerates - 16.9%
3M Co.	21,060	$ 1,684,168
Carlisle Companies, Inc.	400	25,572
General Electric Co.	56,060	1,882,495
Siemens AG sponsored ADR	12,400	913,880
Teleflex, Inc.	300	12,750
Tyco International Ltd.	70,240	2,153,557
		6,672,422
MACHINERY - 7.4%
Construction & Farm Machinery & Heavy Trucks - 2.9%
AGCO Corp. (a)	13,210	298,810
Astec Industries, Inc. (a)	5,000	95,600
Caterpillar, Inc.	3,200	257,440
Cummins, Inc.	1,900	140,391
Navistar International Corp. (a)	3,580	133,140
Oshkosh Truck Co.	320	18,259
PACCAR, Inc.	1,040	71,885
Terex Corp. (a)	800	34,720
Toro Co.	900	61,470
Wabash National Corp. (a)	1,900	52,193
		1,163,908
Industrial Machinery - 4.5%
Briggs & Stratton Corp.	2,300	186,760
Danaher Corp.	3,200	164,096
Dover Corp.	5,000	194,350
IDEX Corp.	3,130	106,295
ITT Industries, Inc.	5,500	439,945
Kennametal, Inc.	539	24,336
Manitowoc Co., Inc.	5,600	198,576
Pall Corp.	5,800	141,984
Pentair, Inc.	3,780	131,960
SPX Corp.	5,000	177,000
		1,765,302
TOTAL MACHINERY		2,929,210
MEDIA - 0.2%
Broadcasting & Cable TV - 0.2%
EchoStar Communications Corp. Class A (a)	2,400	74,688

	Shares	Value
METALS & MINING - 0.6%
Diversified Metals & Mining - 0.2%
Massey Energy Co.	2,800	$ 81,004
Steel - 0.4%
Nucor Corp.	1,830	167,207
TOTAL METALS & MINING		248,211
OIL & GAS - 1.5%
Oil & Gas Refining & Marketing & Transportation - 1.5%
Frontline Ltd. (NY Shares)	4,600	217,074
General Maritime Corp. (a)	3,000	104,490
Nippon Mining Holdings, Inc.	6,000	30,429
Teekay Shipping Corp.	2,600	112,034
Top Tankers, Inc.	7,900	126,321
		590,348
ROAD & RAIL - 4.7%
Railroads - 4.1%
Burlington Northern Santa Fe Corp.	11,700	448,227
CSX Corp.	9,020	299,464
Norfolk Southern Corp.	18,160	540,078
Union Pacific Corp.	5,860	343,396
		1,631,165
Trucking - 0.6%
Arkansas Best Corp.	1,600	58,592
Landstar System, Inc. (a)	2,478	145,409
Swift Transportation Co., Inc. (a)	1,000	16,820
		220,821
TOTAL ROAD & RAIL		1,851,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
Semiconductor Equipment - 0.0%
Cabot Microelectronics Corp. (a)	500	18,125
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Trading Companies & Distributors - 0.6%
Fastenal Co.	100	5,760
MSC Industrial Direct Co., Inc. Class A	2,900	98,832
W.W. Grainger, Inc.	2,120	122,218
		226,810
TOTAL COMMON STOCKS (Cost $32,446,631)		36,604,976
Nonconvertible Preferred Stocks - 0.1%

AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Porsche AG (non-vtg.) (Cost $53,550)	83	54,001
Money Market Funds - 9.7%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b)	3,593,708	$ 3,593,708
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	226,500	226,500
TOTAL MONEY MARKET FUNDS (Cost $3,820,208)		3,820,208
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $36,320,389)	40,479,185
NET OTHER ASSETS - (2.3)%	(923,166)
NET ASSETS - 100%	$ 39,556,019
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $36,445,990. Net unrealized appreciation aggregated $4,033,195, of which $4,522,904 related to appreciated investment securities and $489,709 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Financial Services Portfolio

September 30, 2004

1.807734.100

VFS-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.6%
	Shares	Value
CAPITAL MARKETS - 13.7%
Asset Management & Custody Banks - 3.8%
American Capital Strategies Ltd.	1,000	$ 31,340
Bank of New York Co., Inc.	3,650	106,471
Federated Investors, Inc. Class B (non-vtg.)	1,580	44,935
Firstcity Financial Corp. (a)	2,228	20,319
Franklin Resources, Inc.	3,700	206,312
Janus Capital Group, Inc.	3,300	44,913
Northern Trust Corp.	12,250	499,800
State Street Corp.	8,800	375,848
Waddell & Reed Financial, Inc. Class A	5,510	121,220
		1,451,158
Investment Banking & Brokerage - 9.9%
Ameritrade Holding Corp. (a)	21,400	257,014
Bear Stearns Companies, Inc.	1,780	171,183
Charles Schwab Corp.	10,700	98,333
Goldman Sachs Group, Inc.	4,440	413,986
LaBranche & Co., Inc. (a)	2,230	18,844
Lehman Brothers Holdings, Inc.	8,580	683,998
Merrill Lynch & Co., Inc.	18,700	929,764
Morgan Stanley	24,610	1,213,273
Piper Jaffray Companies (a)	183	7,245
TradeStation Group, Inc. (a)	6,600	40,458
		3,834,098
TOTAL CAPITAL MARKETS		5,285,256
COMMERCIAL BANKS - 23.2%
Diversified Banks - 19.4%
Banco Popolare di Verona e Novara	8,000	140,477
Bank of America Corp.	76,496	3,314,567
HDFC Bank Ltd. sponsored ADR	3,700	125,615
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	15,000	125,100
National Bank of Canada	5,600	194,707
Royal Bank of Canada	4,160	197,656
U.S. Bancorp, Delaware	26,200	757,180
Wachovia Corp.	30,072	1,411,880
Wells Fargo & Co.	19,600	1,168,748
		7,435,930
Regional Banks - 3.8%
Cathay General Bancorp	4,810	178,884
City National Corp.	800	51,960
East West Bancorp, Inc.	3,900	131,001
Hanmi Financial Corp.	4,300	129,860
M&T Bank Corp.	1,700	162,690
Mercantile Bankshares Corp.	1,200	57,552
Nara Bancorp, Inc.	400	8,060
National Commerce Financial Corp.	4,400	150,524
North Fork Bancorp, Inc., New York	2,760	122,682
Silicon Valley Bancshares (a)	600	22,302
SouthTrust Corp.	2,500	104,150

	Shares	Value
Synovus Financial Corp.	100	$ 2,615
UCBH Holdings, Inc.	6,800	265,676
Valley National Bancorp	18	460
Westcorp	1,800	76,536
		1,464,952
TOTAL COMMERCIAL BANKS		8,900,882
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Diversified Commercial Services - 1.0%
Asset Acceptance Capital Corp.	17,248	292,699
Portfolio Recovery Associates, Inc. (a)	3,200	94,048
		386,747
CONSUMER FINANCE - 10.4%
Consumer Finance - 10.4%
American Express Co.	25,140	1,293,704
AmeriCredit Corp. (a)	2,300	48,024
Capital One Financial Corp.	8,000	591,200
First Marblehead Corp.	7,900	366,560
MBNA Corp.	56,205	1,416,366
SLM Corp.	6,740	300,604
		4,016,458
DIVERSIFIED FINANCIAL SERVICES - 11.1%
Other Diversifed Financial Services - 9.4%
Citigroup, Inc.	42,862	1,891,071
J.P. Morgan Chase & Co.	41,038	1,630,440
Principal Financial Group, Inc.	2,700	97,119
		3,618,630
Specialized Finance - 1.7%
Archipelago Holdings, Inc.	4,000	58,400
CIT Group, Inc.	14,400	538,416
Encore Capital Group, Inc. (a)	2,400	45,240
		642,056
TOTAL DIVERSIFIED FINANCIAL SERVICES		4,260,686
INDUSTRIAL CONGLOMERATES - 0.7%
Industrial Conglomerates - 0.7%
General Electric Co.	8,600	288,788
INSURANCE - 22.5%
Insurance Brokers - 0.7%
Marsh & McLennan Companies, Inc.	5,700	260,832
Life & Health Insurance - 3.8%
AFLAC, Inc.	7,300	286,233
Lincoln National Corp.	500	23,500
MetLife, Inc.	14,710	568,542
Protective Life Corp.	1,200	47,172
Sun Life Financial, Inc.	11,390	344,747
Torchmark Corp.	1,400	74,452
UnumProvident Corp.	7,300	114,537
		1,459,183
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Multi-Line Insurance - 8.0%
American International Group, Inc.	35,410	$ 2,407,526
Genworth Financial, Inc. Class A	2,100	48,930
Hartford Financial Services Group, Inc.	8,760	542,507
HCC Insurance Holdings, Inc.	2,220	66,933
		3,065,896
Property & Casualty Insurance - 8.3%
ACE Ltd.	12,750	510,765
Allstate Corp.	1,640	78,704
AMBAC Financial Group, Inc.	6,110	488,495
Berkshire Hathaway, Inc. Class B (a)	321	921,591
Cincinnati Financial Corp.	2,845	117,271
Fidelity National Financial, Inc.	2,642	100,660
MBIA, Inc.	6,360	370,216
St. Paul Travelers Companies, Inc.	4,300	142,158
XL Capital Ltd. Class A	6,200	458,738
		3,188,598
Reinsurance - 1.7%
Endurance Specialty Holdings Ltd.	10,860	349,149
Everest Re Group Ltd.	1,300	96,629
Montpelier Re Holdings Ltd.	1,800	66,024
PartnerRe Ltd.	1,900	103,911
Scottish Re Group Ltd.	2,200	46,574
		662,287
TOTAL INSURANCE		8,636,796
REAL ESTATE - 2.7%
Real Estate Investment Trusts - 2.7%
Apartment Investment & Management Co. Class A	9,130	317,541
CBL & Associates Properties, Inc.	900	54,855
Duke Realty Corp.	1,830	60,756
Equity Residential (SBI)	2,390	74,090
Federal Realty Investment Trust (SBI)	580	25,520
Healthcare Realty Trust, Inc.	3,600	140,544
Manufactured Home Communities, Inc.	1,000	33,240
Reckson Associates Realty Corp.	1,800	51,750
Simon Property Group, Inc.	4,200	225,246
The Mills Corp.	700	36,309
Vornado Realty Trust	60	3,761
		1,023,612
THRIFTS & MORTGAGE FINANCE - 8.3%
Thrifts & Mortgage Finance - 8.3%
Countrywide Financial Corp.	11,211	441,601
Doral Financial Corp.	50	2,074
Fannie Mae	11,750	744,950
Freddie Mac	4,900	319,676
Golden West Financial Corp., Delaware	3,700	410,515
Greenpoint Financial Corp.	2,100	97,146
MGIC Investment Corp.	2,900	192,995

	Shares	Value
NetBank, Inc.	9,740	$ 97,497
New York Community Bancorp, Inc.	4,533	93,108
Provident Financial Services, Inc.	100	1,725
Radian Group, Inc.	1,625	75,124
Sovereign Bancorp, Inc.	24,990	545,282
The PMI Group, Inc.	2,300	93,334
W Holding Co., Inc.	2,400	45,600
Washington Mutual, Inc.	1,000	39,080
		3,199,707
TOTAL COMMON STOCKS (Cost $30,059,025)		35,998,932
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 1.74% (b)	2,342,511	2,342,511
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	98,000	98,000
TOTAL MONEY MARKET FUNDS (Cost $2,440,511)		2,440,511
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.72%, dated 9/30/04 due 10/1/04) (Cost $34,000)	$ 34,002	34,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $32,533,536)	38,473,443
NET OTHER ASSETS - (0.1)%	(32,767)
NET ASSETS - 100%	$ 38,440,676
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $32,716,763. Net unrealized appreciation aggregated $5,756,680, of which $6,268,230 related to appreciated investment securities and $511,550 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Stock Portfolio

September 30, 2004

1.808784.100

VIPGR-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 1.8%
Harley-Davidson, Inc.	1,800	$ 106,992
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	200	18,388
Media - 4.9%
Clear Channel Communications, Inc.	400	12,468
Fox Entertainment Group, Inc. Class A (a)	500	13,870
Getty Images, Inc. (a)	1,000	55,300
Lamar Advertising Co. Class A (a)	1,800	74,898
Radio One, Inc. Class D (non-vtg.) (a)	1,400	19,922
Spanish Broadcasting System, Inc. Class A (a)	6,900	67,896
Univision Communications, Inc. Class A (a)	1,000	31,610
Viacom, Inc. Class B (non-vtg.)	450	15,102
		291,066
Multiline Retail - 0.5%
Dollar General Corp.	1,600	32,240
Specialty Retail - 1.7%
Foot Locker, Inc.	3,800	90,060
Ross Stores, Inc.	500	11,720
		101,780
TOTAL CONSUMER DISCRETIONARY		550,466
CONSUMER STAPLES - 10.9%
Beverages - 3.1%
Anheuser-Busch Companies, Inc.	600	29,970
PepsiCo, Inc.	1,900	92,435
The Coca-Cola Co.	1,560	62,478
		184,883
Food & Staples Retailing - 3.1%
CVS Corp.	1,100	46,343
Wal-Mart Stores, Inc.	2,000	106,400
Walgreen Co.	800	28,664
		181,407
Household Products - 4.4%
Colgate-Palmolive Co.	400	18,072
Procter & Gamble Co.	4,560	246,787
		264,859
Personal Products - 0.3%
Alberto-Culver Co.	400	17,392
TOTAL CONSUMER STAPLES		648,541
ENERGY - 4.0%
Energy Equipment & Services - 3.5%
BJ Services Co.	2,200	115,302

	Shares	Value
Nabors Industries Ltd. (a)	800	$ 37,880
Pride International, Inc. (a)	2,800	55,412
		208,594
Oil & Gas - 0.5%
Quicksilver Resources, Inc. (a)	900	29,403
TOTAL ENERGY		237,997
FINANCIALS - 6.1%
Capital Markets - 0.2%
Harris & Harris Group, Inc. (a)	1,200	12,408
Commercial Banks - 0.4%
Wachovia Corp.	500	23,475
Consumer Finance - 1.1%
American Express Co.	600	30,876
MBNA Corp.	1,300	32,760
		63,636
Insurance - 3.4%
American International Group, Inc.	3,000	203,970
Thrifts & Mortgage Finance - 1.0%
Golden West Financial Corp., Delaware	300	33,285
New York Community Bancorp, Inc.	1,166	23,950
		57,235
TOTAL FINANCIALS		360,724
HEALTH CARE - 30.7%
Biotechnology - 5.8%
Biogen Idec, Inc. (a)	400	24,468
Cephalon, Inc. (a)	600	28,740
Charles River Laboratories International, Inc. (a)	400	18,320
Genentech, Inc. (a)	2,700	141,534
Harvard Bioscience, Inc. (a)	4,200	18,480
ImmunoGen, Inc. (a)	4,300	21,715
Millennium Pharmaceuticals, Inc. (a)	4,200	57,582
ONYX Pharmaceuticals, Inc. (a)	200	8,602
OSI Pharmaceuticals, Inc. (a)	200	12,292
Protein Design Labs, Inc. (a)	700	13,706
		345,439
Health Care Equipment & Supplies - 7.0%
Cholestech Corp. (a)	2,600	17,576
Dade Behring Holdings, Inc. (a)	400	22,287
Fisher Scientific International, Inc. (a)	600	34,998
Illumina, Inc. (a)	7,000	41,370
Invacare Corp.	300	13,800
Kinetic Concepts, Inc.	400	21,020
Medtronic, Inc.	2,700	140,130
ResMed, Inc. (a)	400	19,044
St. Jude Medical, Inc. (a)	900	67,743
Synthes, Inc.	381	41,618
		419,586
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.0%
McKesson Corp.	1,000	$ 25,650
Pediatrix Medical Group, Inc. (a)	100	5,485
ProxyMed, Inc. (a)	700	6,979
UnitedHealth Group, Inc.	700	51,618
WebMD Corp. (a)	4,000	27,840
		117,572
Pharmaceuticals - 15.9%
Barr Pharmaceuticals, Inc. (a)	1,000	41,430
Eli Lilly & Co.	700	42,035
Endo Pharmaceuticals Holdings, Inc. (a)	3,700	67,932
IVAX Corp. (a)	2,375	45,481
Johnson & Johnson	1,700	95,761
Pfizer, Inc.	8,200	250,920
Schering-Plough Corp.	13,200	251,592
Watson Pharmaceuticals, Inc. (a)	600	17,676
Wyeth	3,600	134,640
		947,467
TOTAL HEALTH CARE		1,830,064
INDUSTRIALS - 4.1%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	3,500	125,510
The Boeing Co.	500	25,810
		151,320
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	400	30,368
Industrial Conglomerates - 1.0%
General Electric Co.	1,800	60,444
TOTAL INDUSTRIALS		242,132
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	4,000	72,400
Comverse Technology, Inc. (a)	1,000	18,830
Juniper Networks, Inc. (a)	400	9,440
Powerwave Technologies, Inc. (a)	1,800	11,088
		111,758
Computers & Peripherals - 6.6%
Brocade Communications Systems, Inc. (a)	1,900	10,735
Dell, Inc. (a)	7,400	263,440

	Shares	Value
EMC Corp. (a)	2,300	$ 26,542
Seagate Technology	2,100	28,392
UNOVA, Inc. (a)	4,700	66,035
		395,144
Electronic Equipment & Instruments - 6.2%
Benchmark Electronics, Inc. (a)	1,100	32,780
Flextronics International Ltd. (a)	8,800	116,600
Jabil Circuit, Inc. (a)	3,300	75,900
National Instruments Corp.	600	18,162
Solectron Corp. (a)	19,300	95,535
Symbol Technologies, Inc.	1,400	17,696
Veeco Instruments, Inc. (a)	700	14,679
		371,352
Internet Software & Services - 1.3%
Yahoo!, Inc. (a)	2,300	77,993
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	400	15,512
Cree, Inc. (a)	800	24,424
Freescale Semiconductor, Inc. Class A	1,100	15,730
Integrated Circuit Systems, Inc. (a)	900	19,350
Intersil Corp. Class A	5,200	82,836
Micrel, Inc. (a)	1,400	14,574
NVIDIA Corp. (a)	2,000	29,040
Varian Semiconductor Equipment Associates, Inc. (a)	1,200	37,080
		238,546
Software - 6.2%
Microsoft Corp.	12,400	342,859
Siebel Systems, Inc. (a)	1,900	14,326
VERITAS Software Corp. (a)	700	12,460
		369,645
TOTAL INFORMATION TECHNOLOGY		1,564,438
MATERIALS - 3.3%
Chemicals - 2.8%
Ferro Corp.	1,100	23,991
NOVA Chemicals Corp.	2,100	81,154
Olin Corp.	3,200	64,000
		169,145
Metals & Mining - 0.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	300	12,150
Massey Energy Co.	600	17,358
		29,508
TOTAL MATERIALS		198,653
TOTAL COMMON STOCKS (Cost $5,548,887)		5,633,015
Money Market Funds - 2.2%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b) (Cost $134,484)	134,484	$ 134,484
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $5,683,371)		5,767,499
NET OTHER ASSETS - 3.3%		194,266
NET ASSETS - 100%		$ 5,961,765
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $5,694,058. Net unrealized appreciation aggregated $73,441, of which $364,808 related to appreciated investment securities and $291,367 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Health Care Portfolio

September 30, 2004

1.807727.100

VHC-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
BIOTECHNOLOGY - 15.4%
Biotechnology - 15.4%
Affymetrix, Inc. (a)	5,300	$ 162,763
Alkermes, Inc. (a)	16,100	185,794
Amgen, Inc. (a)	48,800	2,765,984
Biogen Idec, Inc. (a)	14,900	911,433
Celgene Corp. (a)	7,300	425,079
Genentech, Inc. (a)	72,800	3,816,176
Genzyme Corp. - General Division (a)	14,500	788,945
ImClone Systems, Inc. (a)	4,500	237,825
MedImmune, Inc. (a)	19,230	455,751
Millennium Pharmaceuticals, Inc. (a)	34,000	466,140
Neurocrine Biosciences, Inc. (a)	7,700	363,132
OSI Pharmaceuticals, Inc. (a)	2,300	141,358
Protein Design Labs, Inc. (a)	3,900	76,362
		10,796,742
HEALTH CARE EQUIPMENT & SUPPLIES - 30.7%
Health Care Equipment - 27.2%
Aspect Medical Systems, Inc. (a)	1,200	21,708
Baxter International, Inc.	111,150	3,574,584
Biomet, Inc.	37,365	1,751,671
Boston Scientific Corp. (a)	33,920	1,347,642
Cytyc Corp. (a)	11,100	268,065
Epix Pharmaceuticals, Inc. (a)	7,900	152,549
Guidant Corp.	36,400	2,403,856
Hospira, Inc. (a)	352	10,771
Kinetic Concepts, Inc.	6,400	336,320
Medtronic, Inc.	96,360	5,001,084
ResMed, Inc. (a)	6,000	285,660
Respironics, Inc. (a)	5,300	283,232
St. Jude Medical, Inc. (a)	26,010	1,957,773
Stereotaxis, Inc.	21,800	212,332
Thoratec Corp. (a)	7,500	72,150
Waters Corp. (a)	13,600	599,760
Zimmer Holdings, Inc. (a)	10,000	790,400
		19,069,557
Health Care Supplies - 3.5%
Alcon, Inc.	15,400	1,235,080
Dade Behring Holdings, Inc. (a)	6,050	337,094
DJ Orthopedics, Inc. (a)	7,000	123,550
Edwards Lifesciences Corp. (a)	21,800	730,300
		2,426,024
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		21,495,581
HEALTH CARE PROVIDERS & SERVICES - 15.9%
Health Care Distributors & Services - 1.6%
McKesson Corp.	19,700	505,305

	Shares	Value
Omnicare, Inc.	14,700	$ 416,892
Patterson Companies, Inc. (a)	2,100	160,776
		1,082,973
Health Care Facilities - 0.7%
Community Health Systems, Inc. (a)	5,500	146,740
Tenet Healthcare Corp. (a)	32,000	345,280
		492,020
Health Care Services - 4.9%
Caremark Rx, Inc. (a)	48,370	1,551,226
DaVita, Inc. (a)	6,450	200,918
IMS Health, Inc.	17,200	411,424
Inveresk Research Group, Inc. (a)	2,300	84,847
Laboratory Corp. of America Holdings (a)	9,300	406,596
Quest Diagnostics, Inc.	6,700	591,074
WebMD Corp. (a)	28,000	194,880
		3,440,965
Managed Health Care - 8.7%
Coventry Health Care, Inc. (a)	13,100	699,147
Health Net, Inc. (a)	7,900	195,288
PacifiCare Health Systems, Inc. (a)	31,200	1,145,040
UnitedHealth Group, Inc.	55,400	4,085,196
		6,124,671
TOTAL HEALTH CARE PROVIDERS & SERVICES		11,140,629
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
NBTY, Inc. (a)	2,900	62,524
PHARMACEUTICALS - 36.7%
Pharmaceuticals - 36.7%
Abbott Laboratories	94,820	4,016,575
Allergan, Inc.	7,400	536,870
Barr Pharmaceuticals, Inc. (a)	8,700	360,441
Biovail Corp. (a)	19,900	343,824
Eli Lilly & Co.	43,200	2,594,160
Endo Pharmaceuticals Holdings, Inc. (a)	6,900	126,684
Forest Laboratories, Inc. (a)	8,500	382,330
Hollis-Eden Pharmaceutcals, Inc. (a)	13,100	141,087
Johnson & Johnson	106,815	6,016,888
King Pharmaceuticals, Inc. (a)	20,000	238,800
Medicis Pharmaceutical Corp. Class A	2,200	85,888
Merck & Co., Inc.	69,280	2,286,240
Perrigo Co.	13,400	275,370
Pfizer, Inc.	159,840	4,891,104
Schering-Plough Corp.	88,750	1,691,575
Sepracor, Inc. (a)	5,200	253,656
Watson Pharmaceuticals, Inc. (a)	9,500	279,870
Wyeth	33,320	1,246,168
		25,767,530
TOTAL COMMON STOCKS (Cost $63,193,273)		69,263,006
Money Market Funds - 1.1%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b) (Cost $725,421)	725,421	$ 725,421
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $63,918,694)	69,988,427
NET OTHER ASSETS - 0.1%	104,125
NET ASSETS - 100%	$ 70,092,552
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $64,302,466. Net unrealized appreciation aggregated $5,685,961, of which $9,303,189 related to appreciated investment securities and $3,617,228 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Natural Resources Portfolio

September 30, 2004

1.807722.100

VNR-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONTAINERS & PACKAGING - 1.6%
Paper Packaging - 1.6%
Packaging Corp. of America	23,490	$ 574,800
Smurfit-Stone Container Corp. (a)	48,710	943,513
		1,518,313
ENERGY EQUIPMENT & SERVICES - 23.8%
Oil & Gas Drilling - 5.8%
Diamond Offshore Drilling, Inc.	11,960	394,560
ENSCO International, Inc.	14,700	480,249
GlobalSantaFe Corp.	26,406	809,344
Grey Wolf, Inc. (a)	19,200	93,888
Nabors Industries Ltd. (a)	20,500	970,675
Noble Corp. (a)	16,630	747,519
Patterson-UTI Energy, Inc.	6,600	125,862
Precision Drilling Corp. (a)	9,600	552,604
Pride International, Inc. (a)	35,400	700,566
Rowan Companies, Inc. (a)	5,200	137,280
Transocean, Inc. (a)	14,400	515,232
		5,527,779
Oil & Gas Equipment & Services - 18.0%
Baker Hughes, Inc.	33,980	1,485,606
BJ Services Co.	17,400	911,934
FMC Technologies, Inc. (a)	6,300	210,420
Grant Prideco, Inc. (a)	54,800	1,122,852
Halliburton Co.	93,700	3,156,753
National-Oilwell, Inc. (a)	20,750	681,845
Pason Systems, Inc.	3,600	88,648
Schlumberger Ltd. (NY Shares)	65,460	4,406,113
Smith International, Inc. (a)	34,240	2,079,395
Superior Energy Services, Inc. (a)	10,100	130,492
Tidewater, Inc.	10,030	326,477
Varco International, Inc. (a)	8,900	238,698
Weatherford International Ltd. (a)	40,500	2,066,310
Willbros Group, Inc. (a)	19,900	296,709
		17,202,252
TOTAL ENERGY EQUIPMENT & SERVICES		22,730,031
GAS UTILITIES - 0.2%
Gas Utilities - 0.2%
Southern Union Co. (a)	8,100	166,050
MACHINERY - 0.4%
Construction & Farm Machinery & Heavy Trucks - 0.4%
Bucyrus International, Inc. Class A	10,800	362,880
METALS & MINING - 15.4%
Aluminum - 5.3%
Alcan, Inc.	38,420	1,842,211
Alcoa, Inc.	96,990	3,257,894
		5,100,105

	Shares	Value
Diversified Metals & Mining - 4.5%
CONSOL Energy, Inc.	22,900	$ 798,981
Freeport-McMoRan Copper & Gold, Inc. Class B	25,580	1,035,990
Inco Ltd. (a)	7,400	289,725
Massey Energy Co.	16,300	471,559
Peabody Energy Corp.	15,900	946,050
Phelps Dodge Corp.	7,800	717,834
		4,260,139
Gold - 5.6%
Eldorado Gold Corp. (a)	64,700	209,727
Newmont Mining Corp.	101,500	4,621,295
Wheaton River Minerals Ltd. (a)	166,600	524,194
		5,355,216
TOTAL METALS & MINING		14,715,460
MULTI-UTILITIES & UNREGULATED POWER - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
Questar Corp.	6,400	293,248
OIL & GAS - 49.6%
Integrated Oil & Gas - 38.9%
Amerada Hess Corp.	2,300	204,700
BP PLC sponsored ADR	145,740	8,384,422
ChevronTexaco Corp.	129,800	6,962,472
ConocoPhillips	43,381	3,594,116
Exxon Mobil Corp.	175,500	8,481,915
Marathon Oil Corp.	33,700	1,391,136
Occidental Petroleum Corp.	58,400	3,266,312
Petro-Canada	23,400	1,219,192
Royal Dutch Petroleum Co. (NY Shares)	1,850	95,460
Sibneft sponsored ADR	100	3,428
Total SA sponsored ADR	33,510	3,423,717
YUKOS Corp. sponsored ADR	3,688	59,377
		37,086,247
Oil & Gas Exploration & Production - 7.7%
Abraxas Petroleum Corp. (a)	29,800	63,474
Burlington Resources, Inc.	13,800	563,040
Canadian Natural Resources Ltd.	2,400	96,057
Denbury Resources, Inc. (a)	5,500	139,700
EnCana Corp.	31,518	1,457,559
Encore Acquisition Co. (a)	14,300	493,350
EOG Resources, Inc.	3,400	223,890
Forest Oil Corp. (a)	6,700	201,804
Newfield Exploration Co. (a)	6,200	379,688
Patina Oil & Gas Corp.	31,500	931,455
Quicksilver Resources, Inc. (a)	27,400	895,158
Range Resources Corp.	26,400	461,736
Talisman Energy, Inc.	36,280	942,834
Ultra Petroleum Corp. (a)	8,900	436,545
		7,286,290
Common Stocks - continued
	Shares	Value
OIL & GAS - CONTINUED
Oil & Gas Refining & Marketing & Transportation - 3.0%
Holly Corp.	9,600	$ 244,800
Kinder Morgan, Inc.	4,270	268,241
Premcor, Inc. (a)	9,500	365,750
Tesoro Petroleum Corp. (a)	7,700	227,381
Valero Energy Corp.	21,600	1,732,536
		2,838,708
TOTAL OIL & GAS		47,211,245
PAPER & FOREST PRODUCTS - 4.7%
Forest Products - 1.4%
Canfor Corp. (a)	184	2,326
Weyerhaeuser Co.	20,600	1,369,488
		1,371,814
Paper Products - 3.3%
Georgia-Pacific Corp.	22,100	794,495
International Paper Co.	49,700	2,008,377
MeadWestvaco Corp.	9,417	300,402
		3,103,274
TOTAL PAPER & FOREST PRODUCTS		4,475,088
SPECIALTY RETAIL - 0.1%
Specialty Stores - 0.1%
Boise Cascade Corp.	2,000	66,560
TOTAL COMMON STOCKS (Cost $78,351,229)		91,538,875
Money Market Funds - 6.1%

Fidelity Cash Central Fund, 1.74% (b) (Cost $5,756,245)	5,756,245	5,756,245
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $84,107,474)	97,295,120
NET OTHER ASSETS - (2.2)%	(2,067,093)
NET ASSETS - 100%	$ 95,228,027
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $84,654,551. Net unrealized appreciation aggregated $12,640,569, of which $13,026,915 related to appreciated investment securities and $386,346 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Real Estate Portfolio

September 30, 2004

1.808791.100

VIPRE-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.4%
Diversified Commercial Services - 0.4%
Cendant Corp.	17,200	$ 371,520
HOTELS, RESTAURANTS & LEISURE - 7.7%
Hotels, Resorts & Cruise Lines - 7.7%
Starwood Hotels & Resorts Worldwide, Inc. unit	158,930	7,377,529
REAL ESTATE - 87.0%
REITs - Apartments - 7.2%
American Campus Communities, Inc.	33,300	618,048
Apartment Investment & Management Co. Class A	87,220	3,033,512
Cornerstone Realty Income Trust, Inc.	37,100	362,096
Equity Residential (SBI)	77,600	2,405,600
Home Properties of New York, Inc.	12,000	474,720
TOTAL REITS - APARTMENTS		6,893,976
REITs - Health Care Facilities - 0.8%
Ventas, Inc.	31,200	808,704
REITs - Hotels - 0.3%
MeriStar Hospitality Corp. (a)	47,820	260,619
REITs - Industrial Buildings - 24.0%
Catellus Development Corp.	106,652	2,827,345
CenterPoint Properties Trust (SBI)	110,530	4,816,897
Duke Realty Corp.	137,620	4,568,984
Liberty Property Trust (SBI)	20,300	808,752
Plum Creek Timber Co., Inc.	13,700	479,911
ProLogis	167,820	5,913,977
Public Storage, Inc.	74,040	3,668,682
TOTAL REITS - INDUSTRIAL BUILDINGS		23,084,548
REITs - Malls - 20.0%
CBL & Associates Properties, Inc.	86,510	5,272,785
General Growth Properties, Inc.	145,310	4,504,610
Simon Property Group, Inc.	97,940	5,252,522
The Mills Corp.	28,350	1,470,515
The Rouse Co.	41,300	2,762,144
TOTAL REITS - MALLS		19,262,576
REITs - Management/Investment - 1.6%
Newcastle Investment Corp. (a)	49,800	1,528,860
REITs - Mobile Home Parks - 1.0%
Manufactured Home Communities, Inc.	27,800	924,072
REITs - Mortgage - 0.8%
Capital Trust, Inc. Class A	4,700	136,770

	Shares	Value
HomeBanc Mortgage Corp. Georgia	58,100	$ 522,900
MortgageIT Holdings, Inc.	6,200	89,590
TOTAL REITS - MORTGAGE		749,260
REITs - Office Buildings - 15.4%
Boston Properties, Inc.	63,500	3,517,265
Equity Office Properties Trust	176,400	4,806,900
Highwoods Properties, Inc. (SBI)	7,990	196,634
Kilroy Realty Corp.	17,700	673,131
Reckson Associates Realty Corp.	162,710	4,677,913
Trizec Properties, Inc.	60,300	962,991
TOTAL REITS - OFFICE BUILDINGS		14,834,834
REITs - Prisons - 0.9%
Correctional Properties Trust	30,398	829,865
REITs - Shopping Centers - 15.0%
Cedar Shopping Centers, Inc.	9,000	125,550
Federal Realty Investment Trust (SBI)	41,040	1,805,760
Inland Real Estate Corp.	26,400	386,760
Kimco Realty Corp.	39,400	2,021,220
Pan Pacific Retail Properties, Inc.	23,900	1,292,990
Price Legacy Corp.	28,395	538,085
Regency Centers Corp.	11,500	534,635
Vornado Realty Trust	112,200	7,032,696
Weingarten Realty Investors (SBI)	22,000	726,220
TOTAL REITS - SHOPPING CENTERS		14,463,916
TOTAL REAL ESTATE		83,641,230
TOTAL COMMON STOCKS (Cost $82,045,290)		91,390,279
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 1.74% (b) (Cost $4,732,815)	4,732,815	4,732,815
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $86,778,105)		96,123,094
NET OTHER ASSETS - 0.0%		(37,232)
NET ASSETS - 100%		$ 96,085,862
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $87,311,626. Net unrealized appreciation aggregated $8,811,468, of which $9,648,865 related to appreciated investment securities and $837,397 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2004

1.808796.100

VIPSI-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 46.3%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.1%
Dana Corp. 10.125% 3/15/10		$ 30,000	$ 34,200
EaglePicher, Inc. 9.75% 9/1/13		30,000	30,675
Tenneco Automotive, Inc. 11.625% 10/15/09		20,000	21,100
			85,975
Hotels, Restaurants & Leisure - 2.5%
Domino's, Inc. 8.25% 7/1/11		100,000	108,000
Gaylord Entertainment Co. 8% 11/15/13		100,000	105,130
Herbst Gaming, Inc. 8.125% 6/1/12 (g)		60,000	61,650
Hilton Hotels Corp.:
7.625% 12/1/12		50,000	58,375
8.25% 2/15/11		40,000	47,200
ITT Corp. 7.375% 11/15/15		125,000	136,094
Mandalay Resort Group:
6.375% 12/15/11		80,000	82,000
6.5% 7/31/09		20,000	20,700
MGM MIRAGE:
6% 10/1/09 (g)		40,000	40,400
6.75% 9/1/12 (g)		110,000	113,718
8.5% 9/15/10		50,000	56,875
Morton's Restaurant Group, Inc. 7.5% 7/1/10		90,000	85,950
Penn National Gaming, Inc. 6.875% 12/1/11		140,000	143,500
Royal Caribbean Cruises Ltd. 6.875% 12/1/13		40,000	42,400
Speedway Motorsports, Inc. 6.75% 6/1/13 (g)		95,000	99,038
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		100,000	113,000
Station Casinos, Inc.:
6% 4/1/12		80,000	82,200
6.5% 2/1/14		20,000	20,450
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11		120,000	131,700
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		35,000	17,675
Vail Resorts, Inc. 6.75% 2/15/14		225,000	225,563
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10		77,000	95,095
			1,886,713
Household Durables - 0.5%
Beazer Homes USA, Inc. 8.625% 5/15/11		50,000	55,125
K. Hovnanian Enterprises, Inc. 7.75% 5/15/13		100,000	107,500
KB Home 8.625% 12/15/08		50,000	56,500
Standard Pacific Corp.:
7.75% 3/15/13		20,000	21,700

		Principal Amount (d)	Value
9.25% 4/15/12		$ 30,000	$ 34,500
William Lyon Homes, Inc. 7.5% 2/15/14		100,000	102,000
			377,325
Leisure Equipment & Products - 0.1%
Riddell Bell Holdings, Inc. 8.375% 10/1/12 (g)		40,000	40,700
Media - 5.2%
AMC Entertainment, Inc.:
8% 3/1/14 (g)		75,000	70,500
8.625% 8/15/12 (g)		50,000	52,750
9.875% 2/1/12		70,000	72,800
Cablevision Systems Corp. 8% 4/15/12 (g)		615,000	639,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (g)		50,000	49,750
8.375% 4/30/14 (g)		85,000	84,150
Cinemark USA, Inc. 9% 2/1/13		30,000	33,525
Cinemark, Inc. 0% 3/15/14 (e)		160,000	110,000
Corus Entertainment, Inc. 8.75% 3/1/12		60,000	66,150
CSC Holdings, Inc.:
7.625% 4/1/11		40,000	42,100
7.625% 7/15/18		365,000	374,125
7.875% 2/15/18		15,000	15,525
Dex Media, Inc. 8% 11/15/13		230,000	240,925
EchoStar DBS Corp.:
6.375% 10/1/11		45,000	45,450
6.625% 10/1/14 (g)		150,000	148,695
Entravision Communications Corp. 8.125% 3/15/09		90,000	95,400
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	12,200
Haights Cross Operating Co. 11.75% 8/15/11		40,000	44,000
Houghton Mifflin Co.:
0% 10/15/13 (e)		580,000	353,800
8.25% 2/1/11		20,000	20,900
9.875% 2/1/13		130,000	136,500
IMAX Corp. 9.625% 12/1/10 (g)		45,000	45,000
Innova S. de R.L. 9.375% 9/19/13		230,000	251,275
Lamar Media Corp. 7.25% 1/1/13		50,000	53,750
PEI Holdings, Inc. 11% 3/15/10		60,000	69,450
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	114,400
10.375% 9/1/14 (g)		215,000	224,675
Rogers Cable, Inc.:
5.5% 3/15/14		65,000	59,800
6.25% 6/15/13		240,000	234,600
The Reader's Digest Association, Inc. 6.5% 3/1/11		125,000	128,750
TV Azteca SA de CV:
euro 10.5% 2/15/07 (Reg. S)		75,000	76,594
yankee 10.5% 2/15/07		15,000	15,319
			3,982,458
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
Barneys, Inc. 9% 4/1/08		$ 165,000	$ 172,013
Specialty Retail - 0.1%
Blockbuster, Inc. 9% 9/1/12 (g)		70,000	72,275
TOTAL CONSUMER DISCRETIONARY			6,617,459
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.2%
Jean Coutu Group, Inc. 7.625% 8/1/12 (g)		105,000	106,838
Pathmark Stores, Inc. 8.75% 2/1/12		50,000	46,750
			153,588
Food Products - 0.5%
Doane Pet Care Co.:
9.75% 5/15/07		45,000	43,650
10.75% 3/1/10		135,000	144,450
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	127,200
Philipp Brothers Chemicals, Inc. 9.875% 6/1/08		35,000	32,900
			348,200
Household Products - 0.1%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	82,313
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	42,000
TOTAL CONSUMER STAPLES			626,101
ENERGY - 5.4%
Energy Equipment & Services - 0.7%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	249,600
Hanover Compressor Co. 9% 6/1/14		30,000	32,925
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		100,000	117,375
Seabulk International, Inc. 9.5% 8/15/13		135,000	139,725
			539,625
Oil & Gas - 4.7%
Belden & Blake Corp. 8.75% 7/15/12 (g)		190,000	201,400
Chesapeake Energy Corp.:
7.5% 9/15/13		40,000	43,650
7.5% 6/15/14		35,000	38,150
7.75% 1/15/15		30,000	32,700
El Paso Corp. 7.875% 6/15/12		70,000	68,950
El Paso Energy Corp. 7.375% 12/15/12		125,000	119,375
Encore Acquisition Co. 8.375% 6/15/12		40,000	43,600
Energy Partners Ltd. 8.75% 8/1/10		155,000	167,400

		Principal Amount (d)	Value
EXCO Resources, Inc. 7.25% 1/15/11		$ 10,000	$ 10,600
General Maritime Corp. 10% 3/15/13		250,000	283,750
InterNorth, Inc. 9.625% 3/15/06 (c)		100,000	26,000
OAO Gazprom 9.625% 3/1/13		180,000	200,034
Pecom Energia SA:
8.125% 7/15/10 (Reg. S)		35,000	35,000
9% 1/30/07 (g)		65,000	68,738
9% 5/1/09 (Reg. S)		150,000	155,625
Petroleos Mexicanos 9.25% 3/30/18		115,000	138,288
Plains Exploration & Production Co. 7.125% 6/15/14 (g)		30,000	32,700
Plains Exploration & Production Co. Series B, 8.75% 7/1/12		100,000	112,500
Range Resources Corp. 7.375% 7/15/13		100,000	105,500
Ship Finance International Ltd. 8.5% 12/15/13		145,000	145,000
Teekay Shipping Corp. 8.875% 7/15/11		220,000	250,800
The Coastal Corp. 7.75% 6/15/10		115,000	115,000
Williams Companies, Inc.:
7.625% 7/15/19		215,000	235,425
7.75% 6/15/31		150,000	151,500
7.875% 9/1/21		30,000	32,775
8.125% 3/15/12		530,000	606,850
YPF SA yankee 9.125% 2/24/09		135,000	148,838
			3,570,148
TOTAL ENERGY			4,109,773
FINANCIALS - 6.2%
Capital Markets - 0.5%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (g)		350,000	378,000
Consumer Finance - 0.1%
Cumbernauld Funding 5.2% 3/16/09	GBP	50,000	90,538
Diversified Financial Services - 4.9%
Ahold Finance USA, Inc. 8.25% 7/15/10		153,000	171,360
Arch Western Finance LLC 6.75% 7/1/13 (g)		25,000	26,625
Canada Housing Trust No. 1 4.65% 9/15/09	CAD	550,000	444,839
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp. 0% 5/15/11 (e)		80,000	49,600
Crystal US Holding 3LLC/Crystal US Sub 3Corp.:
Series A, 0% 10/1/14 (e)(g)		90,000	55,125
Series B, 0% 10/1/14 (e)(g)		230,000	137,425
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14		125,000	134,688
FIMEP SA 10.5% 2/15/13		70,000	82,075
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	135,625
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		$ 70,000	$ 79,450
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12 (g)		170,000	180,200
Graham Packaging Co. LP/ GPC Capital Corp.:
8.5% 10/15/12 (g)		80,000	80,000
9.875% 10/15/14 (g)		110,000	110,000
Huntsman Advanced Materials LLC 11% 7/15/10 (g)		20,000	23,150
Hurricane Finance BV:
9.625% 2/12/10 (g)		40,000	43,200
9.625% 2/12/10 (Reg. S)		10,000	10,800
Ispat Inland ULC 9.75% 4/1/14		30,000	33,000
Jostens Holding Corp. 0% 12/1/13 (e)		205,000	140,425
Jostens IH Corp. 7.625% 10/1/12 (g)		50,000	50,250
Level 3 Financing, Inc. 10.75% 10/15/11 (g)		80,000	67,200
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		105,000	105,263
9.75% 1/30/08 (g)		35,000	37,100
9.75% 1/30/08 (Reg. S)		85,000	90,100
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10		120,000	128,556
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		75,000	76,875
Norcraft Holdings LP/Norcraft Capital Corp. 0% 9/1/12 (e)(g)		160,000	116,400
Pemex Project Funding Master Trust:
3.18% 6/15/10 (g)(h)		175,000	176,750
3.4% 10/15/09 (g)(h)		75,000	78,000
8.625% 2/1/22		160,000	182,200
Petronas Capital Ltd. 7.875% 5/22/22 (Reg. S)		100,000	119,750
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	91,125
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (g)		100,000	106,000
TRW Automotive Acquisition Corp.:
9.375% 2/15/13		120,000	136,200
11% 2/15/13		13,000	15,470
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		90,000	104,850
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11		50,000	54,000
Xerox Capital Trust I 8% 2/1/27		75,000	73,313
			3,746,989
Real Estate - 0.7%
American Real Estate Partners/American Real Estate Finance Corp. 8.125% 6/1/12 (g)		70,000	73,675
BF Saul REIT 7.5% 3/1/14		80,000	81,200

		Principal Amount (d)	Value
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		$ 50,000	$ 52,750
La Quinta Properties, Inc.:
7% 8/15/12 (g)		50,000	52,875
8.875% 3/15/11		80,000	89,700
Senior Housing Properties Trust 8.625% 1/15/12		140,000	155,750
			505,950
TOTAL FINANCIALS			4,721,477
HEALTH CARE - 3.1%
Biotechnology - 0.0%
Polypore, Inc. 8.75% 5/15/12 (g)		20,000	20,850
Health Care Equipment & Supplies - 0.1%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	75,075
Health Care Providers & Services - 2.6%
AmeriPath, Inc. 10.5% 4/1/13		150,000	153,000
AmerisourceBergen Corp.:
7.25% 11/15/12		40,000	43,200
8.125% 9/1/08		20,000	22,150
Beverly Enterprises, Inc. 7.875% 6/15/14 (g)		235,000	250,863
Concentra Operating Corp. 9.125% 6/1/12 (g)		120,000	131,400
Genesis HealthCare Corp. 8% 10/15/13		125,000	135,625
HCA, Inc. 7.875% 2/1/11		100,000	113,390
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (g)		90,000	94,050
Service Corp. International (SCI) 6.75% 4/1/16 (g)		150,000	150,000
Tenet Healthcare Corp. 9.875% 7/1/14 (g)		85,000	88,188
Triad Hospitals, Inc. 7% 11/15/13		120,000	121,200
U.S. Oncology, Inc.:
9% 8/15/12 (g)		150,000	153,750
10.75% 8/15/14 (g)		185,000	190,550
Vanguard Health Holding Co. I 0% 10/1/15 (e)(g)		170,000	96,900
Vanguard Health Holding Co. II LLC 9% 10/1/14 (g)		240,000	240,300
			1,984,566
Pharmaceuticals - 0.4%
Leiner Health Products, Inc. 11% 6/1/12 (g)		90,000	95,625
VWR International, Inc. 6.875% 4/15/12 (g)		150,000	155,625
			251,250
TOTAL HEALTH CARE			2,331,741
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.1%
BE Aerospace, Inc. 8.875% 5/1/11		85,000	86,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - 0.4%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19		$ 107,763	$ 61,425
7.379% 5/23/16		7,597	4,330
Continental Airlines, Inc. pass thru trust certificates:
6.9% 7/2/18		23,731	18,273
8.321% 11/1/06		55,000	51,150
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		30,000	26,942
7.711% 9/18/11		25,000	13,000
7.779% 11/18/05		30,000	11,400
7.92% 5/18/12		110,000	55,000
Northwest Airlines Corp. 10% 2/1/09		20,000	14,000
Northwest Airlines, Inc. pass thru trust certificates:
7.95% 9/1/16		53,363	41,624
8.304% 9/1/10		44,723	33,990
			331,134
Building Products - 0.2%
Jacuzzi Brands, Inc. 9.625% 7/1/10		155,000	171,275
Commercial Services & Supplies - 0.2%
Allied Security Escrow Corp. 11.375% 7/15/11 (g)		40,000	42,200
Browning-Ferris Industries, Inc. 9.25% 5/1/21		100,000	108,000
Worldspan LP 9.625% 6/15/11		30,000	27,225
			177,425
Construction & Engineering - 0.1%
Blount, Inc. 8.875% 8/1/12		50,000	53,000
Electrical Equipment - 0.2%
General Cable Corp. 9.5% 11/15/10		125,000	138,750
Machinery - 0.2%
Navistar International Corp. 7.5% 6/15/11		100,000	106,750
Marine - 0.4%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (g)		105,000	110,775
OMI Corp. 7.625% 12/1/13		190,000	196,650
			307,425
Road & Rail - 0.9%
Kansas City Southern Railway Co. 7.5% 6/15/09		340,000	346,800
TFM SA de CV yankee 11.75% 6/15/09		350,000	351,750
			698,550
TOTAL INDUSTRIALS			2,070,372

		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - 2.4%
Communications Equipment - 0.4%
Lucent Technologies, Inc. 6.45% 3/15/29		$ 385,000	$ 309,925
Electronic Equipment & Instruments - 0.3%
Celestica, Inc. 7.875% 7/1/11		250,000	260,625
IT Services - 0.3%
Iron Mountain, Inc. 6.625% 1/1/16		205,000	198,850
Office Electronics - 1.0%
Xerox Corp.:
6.875% 8/15/11		210,000	219,450
7.125% 6/15/10		225,000	238,500
7.625% 6/15/13		300,000	324,000
			781,950
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. 7.125% 7/15/14 (g)		170,000	176,800
Viasystems, Inc. 10.5% 1/15/11		140,000	133,700
			310,500
TOTAL INFORMATION TECHNOLOGY			1,861,850
MATERIALS - 6.8%
Chemicals - 2.3%
America Rock Salt Co. LLC 9.5% 3/15/14 (g)		160,000	165,600
Braskem SA 12.5% 11/5/08		30,000	33,450
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		40,000	45,400
Huntsman ICI Chemicals LLC 10.125% 7/1/09		185,000	194,250
Huntsman ICI Holdings LLC 0% 12/31/09		60,000	31,800
Huntsman LLC:
8.8% 7/15/11 (g)(h)		20,000	21,100
11.625% 10/15/10		280,000	324,800
Innophos, Inc. 8.875% 8/15/14 (g)		30,000	31,875
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (e)		295,000	243,375
Lyondell Chemical Co. 11.125% 7/15/12		100,000	116,000
Millennium America, Inc.:
9.25% 6/15/08		115,000	125,781
9.25% 6/15/08 (g)		30,000	32,813
Phibro Animal Health Corp. 13% 12/1/07 unit (g)		40,000	43,600
Pliant Corp. 0% 6/15/09 (e)		180,000	152,100
Resolution Performance Products LLC/RPP Capital Corp. 9.5% 4/15/10		50,000	51,000
Solutia, Inc. 6.72% 10/15/37 (c)		150,000	99,000
			1,711,944
Containers & Packaging - 1.2%
BWAY Corp. 10% 10/15/10		90,000	97,200
Crown Cork & Seal, Inc. 8% 4/15/23		185,000	172,975
Crown European Holdings SA:
9.5% 3/1/11		25,000	27,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - continued
Crown European Holdings SA: - continued
10.875% 3/1/13		$ 150,000	$ 174,750
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		125,000	131,875
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13		110,000	117,150
8.75% 11/15/12		100,000	110,875
8.875% 2/15/09		80,000	86,800
			919,500
Metals & Mining - 2.3%
Century Aluminum Co. 7.5% 8/15/14 (g)		165,000	173,250
Compass Minerals International, Inc. 0% 6/1/13 (e)		160,000	126,400
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		455,000	456,138
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (g)		50,000	53,250
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		300,000	287,625
10.125% 2/1/10		25,000	28,250
International Steel Group, Inc. 6.5% 4/15/14 (g)		275,000	275,000
Luscar Coal Ltd. 9.75% 10/15/11		40,000	45,400
Massey Energy Co. 6.625% 11/15/10		70,000	73,150
Oregon Steel Mills, Inc. 10% 7/15/09		170,000	185,725
Peabody Energy Corp. 6.875% 3/15/13		50,000	53,625
			1,757,813
Paper & Forest Products - 1.0%
Ainsworth Lumber Co. Ltd. 6.75% 3/15/14		50,000	48,750
Georgia-Pacific Corp.:
7.375% 12/1/25		307,000	326,571
8% 1/15/24		90,000	101,813
8.875% 5/15/31		50,000	60,000
9.375% 2/1/13		70,000	82,250
Millar Western Forest Products Ltd. 7.75% 11/15/13		95,000	99,750
Norske Skog Canada Ltd. 8.625% 6/15/11		20,000	21,650
Stone Container Corp. 9.75% 2/1/11		40,000	44,400
			785,184
TOTAL MATERIALS			5,174,441

		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 4.5%
Empresa Brasileira de Telecomm SA 11% 12/15/08		$ 195,000	$ 215,963
Eschelon Operating Co. 8.375% 3/15/10		95,000	76,000
MCI, Inc. 7.735% 5/1/14		50,000	47,125
Mobifon Holdings BV 12.5% 7/31/10		280,000	329,000
NTL Cable PLC 8.75% 4/15/14 (g)		950,000	1,026,000
Qwest Corp. 9.125% 3/15/12 (g)		1,120,000	1,232,000
Qwest Services Corp.:
14% 12/15/10 (g)(h)		10,000	11,725
14.5% 12/15/14 (g)(h)		10,000	12,100
Telefonica de Argentina SA 9.125% 11/7/10		80,000	81,000
Telenet Group Holding NV 0% 6/15/14 (e)(g)		500,000	367,500
U.S. West Communications:
7.25% 9/15/25		5,000	4,500
7.5% 6/15/23		25,000	22,813
8.875% 6/1/31		5,000	4,938
			3,430,664
Wireless Telecommunication Services - 3.5%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		280,000	296,100
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (g)		80,000	76,200
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		195,000	204,263
7.5% 12/1/13		50,000	52,375
9.375% 8/1/11		15,000	17,250
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13		20,000	22,850
Globe Telecom, Inc. 9.75% 4/15/12		35,000	38,763
Kyivstar GSM 10.375% 8/17/09 (g)		200,000	213,500
Millicom International Cellular SA 10% 12/1/13 (g)		375,000	375,000
Nextel Communications, Inc.:
5.95% 3/15/14		20,000	19,550
7.375% 8/1/15		760,000	815,100
Rogers Wireless, Inc. 6.375% 3/1/14		200,000	183,000
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (g)		70,000	69,650
UbiquiTel Operating Co.:
9.875% 3/1/11		20,000	20,900
9.875% 3/1/11 (g)		60,000	62,700
Western Wireless Corp. 9.25% 7/15/13		215,000	219,300
			2,686,501
TOTAL TELECOMMUNICATION SERVICES			6,117,165
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - 2.2%
Electric Utilities - 0.1%
Illinois Power Co. 11.5% 12/15/10		$ 50,000	$ 59,250
Sierra Pacific Power Co. 6.25% 4/15/12 (g)		40,000	40,800
			100,050
Gas Utilities - 1.0%
ANR Pipeline, Inc.:
7.375% 2/15/24		25,000	25,031
9.625% 11/1/21		205,000	243,950
Southern Natural Gas Co.:
7.35% 2/15/31		40,000	39,200
8% 3/1/32		15,000	15,450
8.875% 3/15/10		120,000	134,550
Tennessee Gas Pipeline Co.:
7% 10/15/28		10,000	9,475
7.5% 4/1/17		225,000	234,000
8.375% 6/15/32		40,000	42,800
			744,456
Multi-Utilities & Unregulated Power - 1.1%
AES Corp.:
8.75% 5/15/13 (g)		100,000	112,250
8.875% 2/15/11		40,000	44,350
Calpine Corp.:
8.5% 7/15/10 (g)		60,000	45,750
8.75% 7/15/13 (g)		335,000	252,088
9.875% 12/1/11 (g)		20,000	15,600
CMS Energy Corp. 8.5% 4/15/11		120,000	130,950
Enron Corp. 7.625% 9/10/49 (c)		400,000	102,000
Sierra Pacific Resources 8.625% 3/15/14 (g)		95,000	102,600
			805,588
TOTAL UTILITIES			1,650,094
TOTAL NONCONVERTIBLE BONDS (Cost $34,340,600)			35,280,473
U.S. Government and Government Agency Obligations - 21.3%

U.S. Government Agency Obligations - 4.0%
Fannie Mae:
3.25% 1/15/08		400,000	399,279
3.25% 2/15/09		2,681,000	2,640,788
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			3,040,067
U.S. Treasury Inflation Protected Obligations - 4.1%
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25		351,694	366,380
3.625% 4/15/28		442,668	561,670

		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		$ 2,042,966	$ 2,077,680
2% 1/15/14		102,509	104,964
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			3,110,694
U.S. Treasury Obligations - 13.2%
U.S. Treasury Bonds:
5.375% 2/15/31		775,000	830,219
6.125% 8/15/29		500,000	582,715
U.S. Treasury Notes:
1.875% 11/30/05		4,449,000	4,429,519
2.375% 8/31/06		1,500,000	1,494,434
4.25% 11/15/13		2,038,000	2,064,272
5% 2/15/11		650,000	698,826
TOTAL U.S. TREASURY OBLIGATIONS			10,099,985
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,998,292)			16,250,746
Foreign Government and Government Agency Obligations - 24.8%

Argentine Republic 1.98% 8/3/12 (h)		160,000	118,225
Bogota Distrito Capital 9.5% 12/12/06 (Reg. S)		120,000	129,600
Brazilian Federative Republic:
Brady:
capitalization bond 8% 4/15/14		1,137,587	1,125,529
debt conversion bond 2.125% 4/15/12 (h)		98,824	91,659
par Z-L 6% 4/15/24		250,000	223,450
11% 8/17/40		445,000	499,290
12% 4/15/10		80,000	95,560
12.75% 1/15/20		10,000	12,700
Canadian Government:
3% 6/1/06	CAD	250,000	197,880
5.5% 6/1/09	CAD	945,000	797,193
5.75% 6/1/29	CAD	426,000	368,350
Central Bank of Nigeria promissory note 5.092% 1/5/10		56,814	53,646
City of Kiev 8.75% 8/8/08		200,000	210,000
Colombian Republic:
10.75% 1/15/13		170,000	194,905
11.75% 2/25/20		25,000	30,625
Dominican Republic:
Brady 2.75% 8/30/09 (h)		129,166	96,229
9.5% 9/27/06 (Reg. S)		10,000	8,500
Ecuador Republic:
8% 8/15/30 (Reg. S) (f)		130,000	105,950
12% 11/15/12 (Reg. S)		190,000	187,625
German Federal Republic:
4.25% 1/4/14	EUR	1,535,000	1,951,936
4.25% 7/4/14	EUR	600,000	761,309
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
German Federal Republic: - continued
4.5% 7/4/09	EUR	$ 340,000	$ 445,588
4.75% 7/4/34	EUR	280,000	354,387
Hellenic Republic 3.25% 6/21/07	EUR	1,500,000	1,880,754
Japan Government:
0.2% 7/20/06	JPY	30,000,000	273,173
0.5% 12/20/06	JPY	72,000,000	659,451
1.5% 3/20/14	JPY	83,000,000	761,661
2.4% 6/20/24	JPY	10,000,000	96,053
Lebanese Republic:
10.125% 8/6/08		45,000	50,231
10.25% 10/6/09 (Reg. S)		30,000	34,200
Panamanian Republic:
9.625% 2/8/11		25,000	28,625
10.75% 5/15/20		85,000	102,000
Peruvian Republic 9.125% 2/21/12		115,000	128,513
Philippine Republic:
8.375% 2/15/11		420,000	426,300
9% 2/15/13		70,000	72,275
9.875% 1/15/19		30,000	30,938
Russian Federation:
5% 3/31/30 (Reg. S) (f)		1,010,000	972,125
euro 10% 6/26/07		250,000	282,500
South African Republic:
8.5% 6/23/17		100,000	121,250
9.125% 5/19/09		40,000	47,400
13% 8/31/10	ZAR	130,000	23,954
Turkish Republic:
0% 8/24/05	TRL	318,000,000,000	172,995
0% 12/7/05	TRL	66,820,000,000	34,053
7.25% 3/15/15		60,000	58,973
10.5% 1/13/08		210,000	238,875
11% 1/14/13		110,000	134,888
11.75% 6/15/10		50,000	62,063
Ukraine Government 7.65% 6/11/13 (Reg. S)		100,000	100,000
United Kingdom, Great Britain & Northern Ireland:
4.25% 3/7/36	GBP	30,000	51,300
5% 3/7/08	GBP	130,000	237,569
5% 9/7/14	GBP	631,000	1,158,382
6% 12/7/28	GBP	100,000	215,513
United Mexican States:
7.5% 4/8/33		380,000	399,570
8.375% 1/14/11		100,000	117,250
10.375% 2/17/09		200,000	246,300
11.5% 5/15/26		225,000	336,375
Uruguay Republic:
7.25% 2/15/11		130,000	122,200
17.75% 2/4/06	UYU	3,100,000	113,514
Venezuelan Republic:
Discount A, 2.1325% 3/31/20 (h)		250,000	223,750

		Principal Amount (d)	Value
5.375% 8/7/10		$ 60,000	$ 54,060
8.5% 10/8/14		80,000	78,200
9.25% 9/15/27		30,000	29,580
10.75% 9/19/13		250,000	280,250
13.625% 8/15/18		65,000	83,200
euro Brady par W-A 6.75% 3/31/20		250,000	243,125
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (f)		125,000	88,438
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $18,218,686)			18,931,962
Common Stocks - 0.5%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Volume Services America Holdings, Inc. Income Deposit Security	10,000	147,000
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Telewest Global, Inc. (a)	21,681	251,933
TOTAL COMMON STOCKS (Cost $452,329)		398,933
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75% (a)	60	66,600
Specialty Retail - 0.0%
General Nutrition Centers Holding Co. 12.00% (g)	30	31,950
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $92,871)		98,550
Floating Rate Loans - 0.4%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
AM General LLC:
Tranche B1, term loan 8.25% 11/1/11 (h)		$ 100,000	99,375
Tranche C2, term loan 12.75% 5/2/12 (h)		50,000	50,750
			150,125
Floating Rate Loans - continued
		Principal Amount (d)	Value
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Metris Companies, Inc. term loan 11.15% 5/6/07 (h)		$ 100,000	$ 104,750
UTILITIES - 0.1%
Electric Utilities - 0.1%
Astoria Energy LLC term loan 10.725% 4/15/12 (h)		50,000	51,375
TOTAL FLOATING RATE LOANS (Cost $301,793)			306,250
Sovereign Loan Participations - 0.2%
Indonesian Republic loan participation:
- Credit Suisse First Boston 2.875% 3/28/13 (h)		124,405	110,098
- Deutsche Bank 2.875% 3/28/13 (h)	JPY	2,860,000	21,835
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $126,764)			131,933
Money Market Funds - 6.4%
Fidelity Cash Central Fund, 1.74% (b) (Cost $4,856,871)	4,856,871	4,856,871
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $74,388,206)	76,255,718
NET OTHER ASSETS - 0.0%	(6,889)
NET ASSETS - 100%	$ 76,248,829
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
TRL	-	Turkish lira
UYU	-	Uraguay peso
ZAR	-	South African rand
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,462,130 or 15.0% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $74,354,706. Net unrealized appreciation aggregated $1,901,012, of which $2,192,564 related to appreciated investment securities and $291,552 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Technology Portfolio

September 30, 2004

1.807723.100

VTC-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 21.1%
Communications Equipment - 21.1%
Alcatel SA sponsored ADR (a)	32,100	$ 376,533
Alvarion Ltd. (a)	8,800	113,872
Andrew Corp. (a)	31,100	380,664
Avaya, Inc. (a)	74,500	1,038,530
Avocent Corp. (a)	7,100	184,813
Carrier Access Corp. (a)	14,600	101,470
Cisco Systems, Inc. (a)	454,600	8,228,260
Comverse Technology, Inc. (a)	19,670	370,386
Corning, Inc. (a)	28,700	317,996
CSR PLC	30,909	198,831
Enterasys Networks, Inc. (a)	146,500	234,400
Extreme Networks, Inc. (a)	44,500	198,025
Foundry Networks, Inc. (a)	22,300	211,627
Juniper Networks, Inc. (a)	24,496	578,106
Marconi Corp. PLC (a)	14,950	157,394
Motorola, Inc.	163,130	2,942,865
Nokia Corp. sponsored ADR	33,800	463,736
Nortel Networks Corp. (a)	22,700	77,180
Plantronics, Inc.	9,900	428,076
Powerwave Technologies, Inc. (a)	60,300	371,448
QUALCOMM, Inc.	54,900	2,143,296
Research in Motion Ltd. (a)	8,400	641,376
Scientific-Atlanta, Inc.	12,800	331,776
Sierra Wireless, Inc. (a)	16,400	293,361
Telefonaktiebolaget LM Ericsson ADR (a)	15,100	471,724
		20,855,745
COMPUTERS & PERIPHERALS - 22.1%
Computer Hardware - 11.4%
Apple Computer, Inc. (a)	41,100	1,592,625
Compal Electronics, Inc.	216,970	215,245
Dell, Inc. (a)	194,730	6,932,388
Gateway, Inc. (a)	23,100	114,345
International Business Machines Corp.	13,510	1,158,347
PalmOne, Inc. (a)	11,156	339,589
Quanta Computer, Inc.	164,680	283,597
Sun Microsystems, Inc. (a)	151,100	610,444
		11,246,580
Computer Storage & Peripherals - 10.7%
Brocade Communications Systems, Inc. (a)	17,300	97,745
Dot Hill Systems Corp. (a)	76,100	610,322
EMC Corp. (a)	530,540	6,122,432
Emulex Corp. (a)	43,600	502,272
Hutchinson Technology, Inc. (a)	7,500	200,475
Lexmark International, Inc. Class A (a)	8,200	688,882
Maxtor Corp. (a)	52,600	273,520
McDATA Corp. Class A (a)	23,500	118,205
Network Appliance, Inc. (a)	23,100	531,300

	Shares	Value
QLogic Corp. (a)	16,100	$ 476,721
Seagate Technology	8,900	120,328
Storage Technology Corp. (a)	3,900	98,514
Synaptics, Inc. (a)	8,269	166,703
Western Digital Corp. (a)	64,310	565,285
		10,572,704
TOTAL COMPUTERS & PERIPHERALS		21,819,284
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.4%
Electronic Equipment & Instruments - 1.0%
Aeroflex, Inc. (a)	10,100	106,757
Amphenol Corp. Class A (a)	8,100	277,506
AU Optronics Corp. sponsored ADR	8,100	101,412
Symbol Technologies, Inc.	26,800	338,752
Vishay Intertechnology, Inc. (a)	11,400	147,060
		971,487
Electronic Manufacturing Svcs. - 1.5%
Benchmark Electronics, Inc. (a)	8,800	262,240
Celestica, Inc. (sub. vtg.) (a)	35,500	451,575
Flextronics International Ltd. (a)	15,700	208,025
Hon Hai Precision Industries Co. Ltd.	111,549	384,199
Xyratex Ltd.	21,500	250,475
		1,556,514
Technology Distributors - 0.9%
Arrow Electronics, Inc. (a)	9,300	209,994
Avnet, Inc. (a)	11,100	190,032
CDW Corp.	8,200	475,846
		875,872
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		3,403,873
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.1%
Waters Corp. (a)	2,200	97,020
HOUSEHOLD DURABLES - 0.4%
Consumer Electronics - 0.4%
Harman International Industries, Inc.	2,600	280,150
ReignCom Ltd.	3,226	66,117
		346,267
INTERNET & CATALOG RETAIL - 2.0%
Internet Retail - 2.0%
Amazon.com, Inc. (a)	13,300	543,438
eBay, Inc. (a)	15,100	1,388,294
Netflix, Inc. (a)	5,700	87,894
		2,019,626
INTERNET SOFTWARE & SERVICES - 2.7%
Internet Software & Services - 2.7%
DoubleClick, Inc. (a)	18,700	110,517
Google, Inc. Class A	5,300	686,880
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Openwave Systems, Inc. (a)	22,933	$ 202,269
Yahoo!, Inc. (a)	50,040	1,696,856
		2,696,522
IT SERVICES - 1.3%
Data Processing & Outsourced Services - 0.3%
Ceridian Corp. (a)	15,800	290,878
IT Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	21,800	665,118
Infosys Technologies Ltd. sponsored ADR	4,700	266,020
Kanbay International, Inc.	800	17,008
		948,146
TOTAL IT SERVICES		1,239,024
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 28.4%
Semiconductor Equipment - 4.7%
Applied Materials, Inc. (a)	66,840	1,102,192
ATMI, Inc. (a)	12,000	245,760
KLA-Tencor Corp. (a)	43,900	1,820,972
Lam Research Corp. (a)	21,900	479,172
Teradyne, Inc. (a)	67,500	904,500
Varian Semiconductor Equipment Associates, Inc. (a)	4,400	135,960
		4,688,556
Semiconductors - 23.7%
Agere Systems, Inc. Class B (a)	31,100	31,722
Altera Corp. (a)	29,700	581,229
Analog Devices, Inc.	65,100	2,524,578
ATI Technologies, Inc. (a)	13,700	210,427
Broadcom Corp. Class A (a)	8,200	223,778
Cree, Inc. (a)	7,400	225,922
Cypress Semiconductor Corp. (a)	50,600	447,304
Fairchild Semiconductor International, Inc. (a)	17,400	246,558
Freescale Semiconductor, Inc. Class A	22,900	327,470
Integrated Circuit Systems, Inc. (a)	74,900	1,610,350
Integrated Device Technology, Inc. (a)	57,900	551,787
Intel Corp.	310,140	6,221,408
International Rectifier Corp. (a)	14,700	504,210
Intersil Corp. Class A	24,900	396,657
Lattice Semiconductor Corp. (a)	38,100	187,071
Linear Technology Corp.	5,400	195,696
Marvell Technology Group Ltd. (a)	50,100	1,309,113
Micron Technology, Inc. (a)	114,260	1,374,548
Mindspeed Technologies, Inc. (a)	75,400	150,800
National Semiconductor Corp. (a)	208,100	3,223,469
O2Micro International Ltd. (a)	4,400	47,256

	Shares	Value
ON Semiconductor Corp. (a)	33,900	$ 106,107
PMC-Sierra, Inc. (a)	10,800	95,148
Samsung Electronics Co. Ltd.	1,111	441,891
Semiconductor Manufacturing International Corp. sponsored ADR	1,480	14,622
Sigmatel, Inc.	5,891	124,948
Silicon Image, Inc. (a)	24,980	315,747
Taiwan Semiconductor Manufacturing Co. Ltd.	92,410	117,791
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	97,157	693,701
Texas Instruments, Inc.	10,700	227,696
Trident Microsystems, Inc. (a)	2,800	28,196
United Microelectronics Corp. sponsored ADR (a)	123,505	417,447
Xilinx, Inc.	7,200	194,400
Zoran Corp. (a)	3,700	58,164
		23,427,211
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		28,115,767
SOFTWARE - 16.4%
Application Software - 1.6%
Amdocs Ltd. (a)	6,100	133,163
Lawson Software, Inc. (a)	15,796	88,458
Mercury Interactive Corp. (a)	2,900	101,152
Quest Software, Inc. (a)	39,479	439,006
SAP AG sponsored ADR	10,500	408,975
Siebel Systems, Inc. (a)	54,200	408,668
		1,579,422
Systems Software - 14.8%
Microsoft Corp.	330,800	9,146,619
Novell, Inc. (a)	33,181	209,372
Oracle Corp. (a)	252,600	2,849,328
Red Hat, Inc. (a)	80,260	982,382
Secure Computing Corp. (a)	6,300	47,817
Symantec Corp. (a)	10,600	581,728
VERITAS Software Corp. (a)	40,630	723,214
Visual Networks, Inc. (a)	18,800	49,068
		14,589,528
TOTAL SOFTWARE		16,168,950
SPECIALTY RETAIL - 0.0%
Computer & Electronics Retail - 0.0%
Best Buy Co., Inc.	300	16,272
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
Leap Wireless International, Inc. (a)	8,100	$ 178,200
Nextel Communications, Inc. Class A (a)	5,900	140,656
		318,856
TOTAL COMMON STOCKS (Cost $91,585,297)		97,097,206
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 1.74% (b)	1,525,828	1,525,828
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	540,861	540,861
TOTAL MONEY MARKET FUNDS (Cost $2,066,689)		2,066,689
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $93,651,986)		99,163,895
NET OTHER ASSETS - (0.3)%		(292,918)
NET ASSETS - 100%		$ 98,870,977
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $95,004,893. Net unrealized appreciation aggregated $4,159,002, of which $13,084,075 related to appreciated investment securities and $8,925,073 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Telecommunications & Utilities Growth Portfolio

September 30, 2004

1.807738.100

VUT-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Commercial Services - 0.0%
Adesa, Inc.	700	$ 11,501
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Dycom Industries, Inc. (a)	5,180	147,060
DIVERSIFIED TELECOMMUNICATION SERVICES - 37.8%
Integrated Telecommunication Services - 37.8%
ALLTEL Corp.	2,610	143,315
BellSouth Corp.	86,330	2,341,270
Citizens Communications Co.	80,830	1,082,314
Qwest Communications International, Inc. (a)	143,870	479,087
SBC Communications, Inc.	92,810	2,408,415
Sprint Corp.	30,100	605,913
Verizon Communications, Inc.	60,660	2,388,791
		9,449,105
ELECTRIC UTILITIES - 23.6%
Electric Utilities - 23.6%
Allete, Inc.	233	7,573
Entergy Corp.	12,000	727,320
Exelon Corp.	6,400	234,816
FirstEnergy Corp.	26,220	1,077,118
PG&E Corp. (a)	33,400	1,015,360
PPL Corp.	9,500	448,210
TXU Corp.	42,440	2,033,725
Westar Energy, Inc.	1,300	26,260
Wisconsin Energy Corp.	10,920	348,348
		5,918,730
GAS UTILITIES - 0.5%
Gas Utilities - 0.5%
KeySpan Corp.	2,340	91,728
UGI Corp.	800	29,808
		121,536
MEDIA - 8.6%
Broadcasting & Cable TV - 8.6%
EchoStar Communications Corp. Class A (a)	40,600	1,263,472
The DIRECTV Group, Inc. (a)	40,983	720,891
XM Satellite Radio Holdings, Inc. Class A (a)	5,400	167,508
		2,151,871
MULTI-UTILITIES & UNREGULATED POWER - 6.4%
Multi-Utilities & Unregulated Power - 6.4%
AES Corp. (a)	3,550	35,465
Constellation Energy Group, Inc.	7,290	290,434
Dominion Resources, Inc.	15,770	1,028,993
Equitable Resources, Inc.	1,500	81,465

	Shares	Value
SCANA Corp.	330	$ 12,322
Sierra Pacific Resources (a)	17,150	153,493
		1,602,172
WATER UTILITIES - 0.1%
Water Utilities - 0.1%
Aqua America, Inc.	1,387	30,667
WIRELESS TELECOMMUNICATION SERVICES - 20.1%
Wireless Telecommunication Services - 20.1%
American Tower Corp. Class A (a)	45,310	695,509
AT&T Wireless Services, Inc. (a)	78,900	1,166,142
Crown Castle International Corp. (a)	19,190	285,547
Nextel Communications, Inc. Class A (a)	68,920	1,643,053
Nextel Partners, Inc. Class A (a)	24,500	406,210
NII Holdings, Inc. (a)	9,600	395,616
SpectraSite, Inc. (a)	4,900	227,850
Western Wireless Corp. Class A (a)	8,000	205,680
		5,025,607
TOTAL COMMON STOCKS (Cost $21,487,204)		24,458,249
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 1.74% (b) (Cost $775,337)	775,337	775,337
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $22,262,541)		25,233,586
NET OTHER ASSETS - (0.8)%		(202,016)
NET ASSETS - 100%		$ 25,031,570
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $22,437,743. Net unrealized appreciation aggregated $2,795,843, of which $3,234,859 related to appreciated investment securities and $439,016 related to depreciated investment securities.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Leaders Portfolio

September 30, 2004

1.808797.100

VVL-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.1%
TRW Automotive Holdings Corp.	300	$ 5,655
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	1,640	45,969
Household Durables - 1.8%
Blount International, Inc. (a)	100	1,310
Centex Corp.	500	25,230
D.R. Horton, Inc.	200	6,622
KB Home	300	25,347
Lennar Corp. Class A	300	14,280
LG Electronics, Inc.	130	7,474
Newell Rubbermaid, Inc.	600	12,024
Techtronic Industries Co. Ltd.	6,500	12,796
		105,083
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	520	16,754
Media - 5.6%
ADVO, Inc.	200	6,188
Cablevision Systems Corp. - NY Group Class A (a)	600	12,168
Clear Channel Communications, Inc.	1,180	36,781
Emmis Communications Corp. Class A (a)	650	11,739
Fox Entertainment Group, Inc. Class A (a)	700	19,418
Grupo Televisa SA de CV sponsored ADR	400	21,092
Lamar Advertising Co. Class A (a)	700	29,127
Liberty Media Corp. Class A (a)	1,700	14,824
News Corp. Ltd. sponsored ADR	319	9,994
NTL, Inc. (a)	105	6,517
Salem Communications Corp. Class A (a)	296	7,495
The DIRECTV Group, Inc. (a)	1,170	20,580
Time Warner, Inc. (a)	1,750	28,245
Univision Communications, Inc. Class A (a)	300	9,483
Valassis Communications, Inc. (a)	200	5,916
Viacom, Inc. Class B (non-vtg.)	1,560	52,354
Walt Disney Co.	1,580	35,629
		327,550
Multiline Retail - 0.5%
99 Cents Only Stores (a)	400	5,692
JCPenney Co., Inc.	500	17,640
Nordstrom, Inc.	200	7,648
		30,980
Specialty Retail - 1.5%
American Eagle Outfitters, Inc.	200	7,370
CarMax, Inc. (a)	300	6,465
Home Depot, Inc.	1,000	39,200

	Shares	Value
Sonic Automotive, Inc. Class A (sub. vtg.)	500	$ 10,025
Toys 'R' Us, Inc. (a)	1,400	24,836
		87,896
TOTAL CONSUMER DISCRETIONARY		619,887
CONSUMER STAPLES - 2.2%
Beverages - 0.4%
Anheuser-Busch Companies, Inc.	50	2,498
PepsiCo, Inc.	450	21,893
		24,391
Food & Staples Retailing - 0.6%
Albertsons, Inc.	500	11,965
Safeway, Inc. (a)	1,000	19,310
Wal-Mart Stores, Inc.	100	5,320
		36,595
Food Products - 0.1%
Smithfield Foods, Inc. (a)	200	5,000
Household Products - 0.7%
Clorox Co.	240	12,792
Procter & Gamble Co.	500	27,060
		39,852
Personal Products - 0.3%
Gillette Co.	400	16,696
Tobacco - 0.1%
Altria Group, Inc.	170	7,997
TOTAL CONSUMER STAPLES		130,531
ENERGY - 12.4%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	400	17,488
ENSCO International, Inc.	510	16,662
GlobalSantaFe Corp.	800	24,520
Halliburton Co.	1,000	33,690
National-Oilwell, Inc. (a)	400	13,144
Pride International, Inc. (a)	1,200	23,748
Rowan Companies, Inc. (a)	400	10,560
Smith International, Inc. (a)	400	24,292
Transocean, Inc. (a)	1,000	35,780
Varco International, Inc. (a)	460	12,337
Weatherford International Ltd. (a)	770	39,285
		251,506
Oil & Gas - 8.1%
Apache Corp.	330	16,536
BP PLC sponsored ADR	440	25,313
Burlington Resources, Inc.	600	24,480
ChevronTexaco Corp.	1,500	80,460
ConocoPhillips	430	35,626
Encore Acquisition Co. (a)	300	10,350
Exxon Mobil Corp.	4,550	219,902
Occidental Petroleum Corp.	550	30,762
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Premcor, Inc. (a)	400	$ 15,400
Quicksilver Resources, Inc. (a)	500	16,335
		475,164
TOTAL ENERGY		726,670
FINANCIALS - 23.2%
Capital Markets - 3.4%
Bear Stearns Companies, Inc.	300	28,851
Lehman Brothers Holdings, Inc.	400	31,888
Merrill Lynch & Co., Inc.	1,340	66,625
Morgan Stanley	1,400	69,020
		196,384
Commercial Banks - 6.5%
Bank of America Corp.	4,598	199,231
East West Bancorp, Inc.	100	3,359
SouthTrust Corp.	800	33,328
SunTrust Banks, Inc.	100	7,041
Texas Capital Bancshares, Inc. (a)	400	7,260
UCBH Holdings, Inc.	400	15,628
Wachovia Corp.	1,600	75,120
Wells Fargo & Co.	650	38,760
		379,727
Consumer Finance - 0.1%
MBNA Corp.	300	7,560
Diversified Financial Services - 4.1%
CIT Group, Inc.	170	6,356
Citigroup, Inc.	3,250	143,390
J.P. Morgan Chase & Co.	2,346	93,207
		242,953
Insurance - 5.9%
ACE Ltd.	920	36,855
AFLAC, Inc.	1,000	39,210
Allianz AG sponsored ADR	600	6,036
AMBAC Financial Group, Inc.	340	27,183
American International Group, Inc.	1,760	119,662
Hartford Financial Services Group, Inc.	400	24,772
MetLife, Inc.	430	16,620
PartnerRe Ltd.	150	8,204
Scottish Re Group Ltd.	200	4,234
St. Paul Travelers Companies, Inc.	273	9,025
UnumProvident Corp.	1,000	15,690
W.R. Berkley Corp.	600	25,296
XL Capital Ltd. Class A	160	11,838
		344,625
Real Estate - 1.1%
Apartment Investment & Management Co. Class A	1,000	34,780
General Growth Properties, Inc.	500	15,500
iStar Financial, Inc.	200	8,246

	Shares	Value
Manufactured Home Communities, Inc.	150	$ 4,986
Spirit Financial Corp. (b)	200	2,000
		65,512
Thrifts & Mortgage Finance - 2.1%
Fannie Mae	500	31,700
Freddie Mac	300	19,572
Golden West Financial Corp., Delaware	120	13,314
New York Community Bancorp, Inc.	1,633	33,542
Sovereign Bancorp, Inc.	800	17,456
Washington Mutual, Inc.	200	7,816
		123,400
TOTAL FINANCIALS		1,360,161
HEALTH CARE - 10.3%
Biotechnology - 0.9%
Amgen, Inc. (a)	300	17,004
Biogen Idec, Inc. (a)	200	12,234
BioMarin Pharmaceutical, Inc. (a)	1,000	5,190
Genentech, Inc. (a)	200	10,484
MedImmune, Inc. (a)	200	4,740
Millennium Pharmaceuticals, Inc. (a)	450	6,170
		55,822
Health Care Equipment & Supplies - 5.0%
Baxter International, Inc.	3,480	111,917
Dade Behring Holdings, Inc. (a)	300	16,715
Guidant Corp.	500	33,020
Medtronic, Inc.	440	22,836
PerkinElmer, Inc.	1,000	17,220
St. Jude Medical, Inc. (a)	200	15,054
Thermo Electron Corp. (a)	600	16,212
Varian Medical Systems, Inc. (a)	200	6,914
Waters Corp. (a)	1,200	52,920
		292,808
Health Care Providers & Services - 1.4%
Covance, Inc. (a)	150	5,996
HealthSouth Corp. (a)	1,910	9,741
PacifiCare Health Systems, Inc. (a)	340	12,478
Tenet Healthcare Corp. (a)	800	8,632
UnitedHealth Group, Inc.	600	44,244
		81,091
Pharmaceuticals - 3.0%
Barr Pharmaceuticals, Inc. (a)	400	16,572
Johnson & Johnson	410	23,095
Merck & Co., Inc.	680	22,440
Pfizer, Inc.	400	12,240
Schering-Plough Corp.	2,750	52,415
Wyeth	1,300	48,620
		175,382
TOTAL HEALTH CARE		605,103
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 18.7%
Aerospace & Defense - 4.4%
Goodrich Corp.	200	$ 6,272
Honeywell International, Inc.	3,700	132,682
Lockheed Martin Corp.	640	35,699
Northrop Grumman Corp.	200	10,666
Precision Castparts Corp.	250	15,013
Raytheon Co.	800	30,384
The Boeing Co.	400	20,648
United Defense Industries, Inc. (a)	200	7,998
		259,362
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	100	5,170
Airlines - 0.4%
AirTran Holdings, Inc. (a)	500	4,980
Ryanair Holdings PLC sponsored ADR (a)	100	2,920
Southwest Airlines Co.	1,100	14,982
		22,882
Building Products - 1.2%
Masco Corp.	2,000	69,060
Commercial Services & Supplies - 2.7%
Avery Dennison Corp.	50	3,289
Career Education Corp. (a)	800	22,744
Cendant Corp.	900	19,440
Cintas Corp.	1,000	42,040
On Assignment, Inc. (a)	566	2,513
Robert Half International, Inc.	2,200	56,694
Waste Management, Inc.	390	10,663
		157,383
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV	500	14,995
Fluor Corp.	600	26,712
MasTec, Inc. (a)	1,900	9,975
		51,682
Electrical Equipment - 0.1%
FuelCell Energy, Inc. (a)	700	7,175
Industrial Conglomerates - 8.2%
3M Co.	80	6,398
General Electric Co.	10,320	346,541
Siemens AG sponsored ADR	100	7,370
Tyco International Ltd.	3,930	120,494
		480,803
Machinery - 0.1%
Navistar International Corp. (a)	100	3,719
Road & Rail - 0.5%
Norfolk Southern Corp.	500	14,870
Swift Transportation Co., Inc. (a)	300	5,046
Union Pacific Corp.	200	11,720
		31,636

	Shares	Value
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	130	$ 7,495
TOTAL INDUSTRIALS		1,096,367
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	500	9,050
Comverse Technology, Inc. (a)	600	11,298
Foundry Networks, Inc. (a)	1,800	17,082
Juniper Networks, Inc. (a)	400	9,440
Scientific-Atlanta, Inc.	100	2,592
		49,462
Computers & Peripherals - 0.5%
International Business Machines Corp.	220	18,863
Western Digital Corp. (a)	1,200	10,548
		29,411
Electronic Equipment & Instruments - 0.9%
Aeroflex, Inc. (a)	600	6,342
Agilent Technologies, Inc. (a)	500	10,785
Amphenol Corp. Class A (a)	300	10,278
Flextronics International Ltd. (a)	900	11,925
National Instruments Corp.	150	4,541
Symbol Technologies, Inc.	500	6,320
		50,191
Internet Software & Services - 0.2%
Yahoo!, Inc. (a)	400	13,564
IT Services - 0.5%
Affiliated Computer Services, Inc. Class A (a)	260	14,474
Paychex, Inc.	500	15,075
		29,549
Office Electronics - 0.2%
Xerox Corp. (a)	900	12,672
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	400	15,512
Cabot Microelectronics Corp. (a)	500	18,125
Freescale Semiconductor, Inc. Class A	1,000	14,300
Intel Corp.	700	14,042
KLA-Tencor Corp. (a)	600	24,888
Lam Research Corp. (a)	400	8,752
NVIDIA Corp. (a)	800	11,616
PMC-Sierra, Inc. (a)	400	3,524
Samsung Electronics Co. Ltd.	35	13,921
		124,680
Software - 1.8%
BEA Systems, Inc. (a)	1,400	9,674
Microsoft Corp.	3,360	92,904
PalmSource, Inc. (a)	200	4,148
		106,726
TOTAL INFORMATION TECHNOLOGY		416,255
Common Stocks - continued
	Shares	Value
MATERIALS - 7.3%
Chemicals - 3.4%
Dow Chemical Co.	1,630	$ 73,643
E.I. du Pont de Nemours & Co.	1,040	44,512
Lubrizol Corp.	300	10,380
Lyondell Chemical Co.	1,300	29,198
Millennium Chemicals, Inc. (a)	1,300	27,573
Olin Corp.	800	16,000
		201,306
Containers & Packaging - 1.4%
Ball Corp.	200	7,486
Owens-Illinois, Inc. (a)	1,300	20,800
Packaging Corp. of America	900	22,023
Smurfit-Stone Container Corp. (a)	1,500	29,055
		79,364
Metals & Mining - 2.5%
Alcoa, Inc.	900	30,231
Companhia Vale do Rio Doce sponsored ADR	500	11,235
Freeport-McMoRan Copper & Gold, Inc. Class B	400	16,200
Massey Energy Co.	500	14,465
Newmont Mining Corp.	250	11,383
Nucor Corp.	490	44,771
Phelps Dodge Corp.	200	18,406
		146,691
TOTAL MATERIALS		427,361
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 4.2%
Citizens Communications Co.	400	5,356
Covad Communications Group, Inc. (a)	7,200	12,096
SBC Communications, Inc.	4,890	126,896
Telewest Global, Inc. (a)	600	6,972
Verizon Communications, Inc.	2,400	94,512
		245,832
Wireless Telecommunication Services - 0.7%
American Tower Corp. Class A (a)	800	12,280
Leap Wireless International, Inc. (a)	100	2,200
Nextel Communications, Inc. Class A (a)	450	10,728
Nextel Partners, Inc. Class A (a)	1,000	16,580
		41,788
TOTAL TELECOMMUNICATION SERVICES		287,620
UTILITIES - 2.2%
Electric Utilities - 1.9%
Entergy Corp.	360	21,820
FirstEnergy Corp.	500	20,540
PG&E Corp. (a)	700	21,280
PPL Corp.	300	14,154

	Shares	Value
Southern Co.	240	$ 7,195
TXU Corp.	300	14,376
Westar Energy, Inc.	400	8,080
		107,445
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	1,500	14,985
Public Service Enterprise Group, Inc.	100	4,260
		19,245
TOTAL UTILITIES		126,690
TOTAL COMMON STOCKS (Cost $5,208,307)		5,796,645
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $5,208,307)	5,796,645
NET OTHER ASSETS - 1.1%	61,835
NET ASSETS - 100%	$ 5,858,480
Legend
(a) Non-income producing

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,000 or 0.0% of net assets.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $5,223,376. Net unrealized appreciation aggregated $573,269, of which $696,963 related to appreciated investment securities and $123,694 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund IV's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004